American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
May 31, 2026

Avantis International Small Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 8.9%
29Metals Ltd.(1)	50,257	9,993
Accent Group Ltd.(2)	38,925	16,240
Adairs Ltd.(2)	20,004	19,701
Aeris Resources Ltd.(1)	92,112	26,542
Alkane Resources Ltd.(1)	56,201	60,271
Alkane Resources Ltd.(1)	41,004	44,613
Alpha HPA Ltd.(1)(2)	73,388	37,644
Amotiv Ltd.	15,406	70,448
AMP Ltd.	263,644	301,700
Amplitude Energy Ltd.(1)	34,111	41,826
Ansell Ltd.	17,975	358,961
Antipa Minerals Ltd.(1)	63,993	30,770
Appen Ltd.(1)(2)	16,344	13,625
Arafura Rare Earths Ltd.(1)(2)	506,484	96,880
ARB Corp. Ltd.	9,976	138,246
Argosy Minerals Ltd.(1)(2)	193,358	9,875
Astral Resources NL(1)	182,037	18,320
Atlantic Lithium Ltd.(1)	342	79
AUB Group Ltd.	360	6,741
Audinate Group Ltd.(1)(2)	8,020	12,432
Aurelia Metals Ltd.(1)	178,596	38,798
Aurizon Holdings Ltd.	214,300	644,924
Ausgold Ltd.(1)	51,664	31,794
Aussie Broadband Ltd.	34,751	133,935
Austal Ltd.(1)	50,262	144,807
Australian Clinical Labs Ltd.(2)	19,127	27,888
Australian Ethical Investment Ltd.	12,004	34,652
Australian Finance Group Ltd.(2)	24,239	26,943
Baby Bunting Group Ltd.(1)	19,328	22,153
Ballard Mining Ltd.(1)	3,107	1,723
Bank of Queensland Ltd.	96,245	432,602
Bannerman Energy Ltd.(1)(2)	33,158	85,258
Bapcor Ltd.	67,874	20,694
Beach Energy Ltd.	223,210	173,252
Bega Cheese Ltd.	39,403	156,165
Bellavista Resources Ltd.(1)	4,461	1,470
Bellevue Gold Ltd.(1)	160,176	176,796
Bendigo & Adelaide Bank Ltd.	41,111	305,354
Berkeley Energia Ltd.(1)	55,687	18,477
Black Cat Syndicate Ltd.(1)	79,787	66,457
Boab Metals Ltd.(1)	63,242	18,440
Boss Energy Ltd.(1)(2)	37,753	34,916
Breville Group Ltd.(2)	12,240	253,896
Brightstar Resources Ltd.(1)	102,644	26,308
Broken Hill Mines Ltd.(1)	965	496
Capricorn Metals Ltd.	48,087	492,561
Catalyst Metals Ltd.(1)	33,647	126,654
Cedar Woods Properties Ltd.	8,465	40,722
Cettire Ltd.(1)(2)	17,765	3,001

Chalice Mining Ltd.(1)	144	151
Challenger Ltd.	69,992	444,739
Champion Iron Ltd.	58,178	185,968
Chrysos Corp. Ltd.(1)	9,314	41,108
Civmec Australia Ltd.	22,500	26,979
Cleanaway Waste Management Ltd.	239,279	393,987
Clinuvel Pharmaceuticals Ltd.(2)	5,143	33,748
Coast Entertainment Holdings Ltd.(1)(2)	10,658	3,132
Cobram Estate Olives Ltd.	39,388	116,600
Codan Ltd.	10,970	335,979
Collins Foods Ltd.	14,428	91,455
Core Lithium Ltd.(1)	397,648	84,562
Coronado Global Resources, Inc.(1)	128,360	25,006
Credit Corp. Group Ltd.	8,466	68,551
Data#3 Ltd.	17,104	110,744
Deep Yellow Ltd.(1)	137,095	155,436
Delta Lithium Ltd.(1)	40,376	6,246
Deterra Royalties Ltd.	52,903	171,181
Develop Global Ltd.(1)	27,781	122,713
DGL Group Ltd.(1)	2,425	584
Dicker Data Ltd.	16,331	121,582
Domino's Pizza Enterprises Ltd.(2)	9,255	119,457
Downer EDI Ltd.	81,175	473,560
Dyno Nobel Ltd.	183,765	495,596
Elders Ltd.	26,442	105,413
Electro Optic Systems Holdings Ltd.(1)(2)	16,457	132,157
Elevra Lithium Ltd.(1)(2)	8,262	76,649
Elixir Energy Ltd.(1)	239,950	19,019
Elsight Ltd.(1)	26,123	143,590
Emeco Holdings Ltd.(1)	40,347	30,899
Emerald Resources NL(1)	65,320	280,404
EML Payments Ltd.(1)	45,546	12,765
Endeavour Group Ltd.	166,856	345,480
EQT Holdings Ltd.	2,216	25,204
European Lithium Ltd.(1)	230,499	79,950
EVT Ltd.	12,627	113,839
Fenix Resources Ltd.	65,723	14,470
FireFly Metals Ltd.(1)	100,974	149,253
FleetPartners Group Ltd.	23,438	47,804
Flight Centre Travel Group Ltd.(2)	23,469	184,194
Focus Minerals Ltd.(1)	15,887	22,425
G8 Education Ltd.	1,089	117
Galan Lithium Ltd.(1)	129,352	47,652
Generation Development Group Ltd.	32,781	96,017
Genesis Minerals Ltd.(1)	120,373	512,156
GenusPlus Group Ltd.	10,202	69,734
GR Engineering Services Ltd.	11,104	46,518
GrainCorp Ltd., A Shares	24,805	87,850
Grange Resources Ltd.(1)	37,085	4,270
Guzman y Gomez Ltd.(2)	7,117	100,157
GWA Group Ltd.	24,784	38,167
Hansen Technologies Ltd.	20,311	68,041
Harvey Norman Holdings Ltd.	43,120	142,738
Healius Ltd.(1)	2,319	566
Helia Group Ltd.	34,990	121,364

Helloworld Travel Ltd.	7,045	7,185
HMC Capital Ltd.(2)	20,071	44,067
IDP Education Ltd.(2)	36,709	58,642
IGO Ltd.(1)	82,384	568,115
Iluka Resources Ltd.	40,753	231,481
Imdex Ltd.	61,756	180,436
Immutep Ltd.(1)	5,604	213
Inghams Group Ltd.(2)	44,486	66,794
Invictus Energy Ltd.(1)(2)	223,613	12,454
ioneer Ltd.(1)	219,206	21,414
IPH Ltd.	27,113	73,607
Judo Capital Holdings Ltd.(1)	82,406	92,249
Jumbo Interactive Ltd.(2)	6,844	37,770
Jupiter Mines Ltd.	156,132	29,733
Karoon Energy Ltd.	107,188	150,592
Kelly Partners Group Holdings Ltd.(1)	2,350	6,606
Kelsian Group Ltd.	26,651	86,263
Kingsgate Consolidated Ltd.	28,227	124,109
Kogan.com Ltd.(2)	8,779	26,432
L1 Group Ltd.(2)	164,986	125,359
Lake Resources NL(1)(2)	334,570	16,615
Lendlease Corp. Ltd.	72,233	141,130
Lifestyle Communities Ltd.(1)(2)	10,997	41,309
Lindian Resources Ltd.(1)	42,260	23,116
Lindsay Australia Ltd.	18,925	7,612
Liontown Ltd.(1)	27,586	47,970
Lotus Resources Ltd.(1)(2)	20,010	9,065
Lovisa Holdings Ltd.	8,767	145,724
MA Financial Group Ltd.	11,925	55,231
Maas Group Holdings Ltd.	18,874	69,595
Macmahon Holdings Ltd.	205,157	148,241
Macquarie Technology Group Ltd.(1)	1,640	87,801
Mader Group Ltd.(2)	6,954	41,800
Magellan Financial Group Ltd.	21,922	132,861
Mayne Pharma Group Ltd.(1)	5,498	9,491
McMillan Shakespeare Ltd.(2)	7,042	92,390
Meeka Metals Ltd.(1)	304,661	26,388
Megaport Ltd.(1)	21,915	246,785
Mesoblast Ltd.(1)(2)	100,665	154,498
Metals X Ltd.(1)	109,656	124,663
Metcash Ltd.	142,686	315,096
Metro Mining Ltd.(1)	19,787	21,592
MGX Resources Ltd.(1)(2)	23,387	5,976
Minerals 260 Ltd.(1)	294,094	179,888
Monadelphous Group Ltd.	11,349	252,417
Myer Holdings Ltd.(2)	138,185	23,352
MyState Ltd.	14,895	47,783
Nanosonics Ltd.(1)	30,984	70,326
Navigator Global Investments Ltd.	45,506	85,000
Netwealth Group Ltd.	17,430	267,185
Neuren Pharmaceuticals Ltd.(1)	16,465	171,814
New Hope Corp. Ltd.(2)	82,549	346,287
New Murchison Gold Ltd.(1)	1,068,434	33,158
nib holdings Ltd.	60,900	292,072
Nick Scali Ltd.	9,264	95,977

Nickel Industries Ltd.(1)	237,422	180,365
Nine Entertainment Co. Holdings Ltd.	159,563	109,397
Novonix Ltd.(1)(2)	33,639	6,140
NRW Holdings Ltd.	52,907	289,574
Nufarm Ltd.(1)	37,562	80,865
Nuix Ltd.(1)	21,210	21,115
Objective Corp. Ltd.	2,830	21,409
OFX Group Ltd.(1)	16,185	6,827
Omni Bridgeway Ltd.(1)	10,401	12,455
oOh!media Ltd.	80,362	77,948
Ora Banda Mining Ltd.(1)	166,084	164,811
Orora Ltd.	133,359	124,887
Paladin Energy Ltd.(1)	2,922	23,914
Paladin Energy Ltd.(1)(2)	2,628	21,350
Pantoro Gold Ltd.(1)	46,120	100,358
Peninsula Energy Ltd.(1)(2)	29,326	8,532
Perenti Ltd.	105,219	159,686
Perpetual Ltd.	11,274	128,707
Perseus Mining Ltd.	161,312	605,437
PEXA Group Ltd.(1)	14,906	114,592
Pinnacle Investment Management Group Ltd.	19,856	219,662
PolyNovo Ltd.(1)(2)	52,589	46,137
Praemium Ltd.	48,019	23,838
Premier Investments Ltd.	10,089	90,742
PWR Holdings Ltd.(2)	11,902	80,742
Qualitas Ltd.	14,729	30,232
Ramelius Resources Ltd.	186,638	435,623
Redox Ltd.	19,497	45,525
Regal Partners Ltd.	21,636	40,881
Regis Resources Ltd.	112,101	497,001
Reliance Worldwide Corp. Ltd.	73,398	166,110
Renascor Resources Ltd.(1)(2)	91,807	3,842
Resolute Mining Ltd.(1)	350,343	326,727
Ricegrowers Ltd.	7,530	65,743
Ridley Corp. Ltd.	44,347	89,790
Rox Resources Ltd.(1)	131,006	40,290
SEEK Ltd.	38,032	339,664
Select Harvests Ltd.(1)	18,086	51,036
Service Stream Ltd.	72,315	123,040
Silver Mines Ltd.(1)(2)	289,105	32,520
Sims Ltd.	19,396	374,533
SiteMinder Ltd.(1)(2)	30,432	76,741
SKS Technologies Group Ltd.	8,850	57,673
SmartGroup Corp. Ltd.	14,363	117,620
SRG Global Ltd.	70,034	157,787
St Barbara Ltd.(1)	180,674	74,724
Stanmore Resources Ltd.	39,209	77,528
Star Entertainment Group Ltd.(1)(2)	234,093	16,809
Steadfast Group Ltd.	128,164	374,551
Strickland Metals Ltd.(1)	196,528	16,243
Strike Energy Ltd.(1)	238,959	21,440
Super Retail Group Ltd.	20,686	174,071
Superloop Ltd.(1)	59,071	147,414
Supply Network Ltd.(2)	2,777	61,703
Syrah Resources Ltd.(1)(2)	119,072	8,475

Tasmea Ltd.	13,376	67,660
Telix Pharmaceuticals Ltd.(1)(2)	27	254
Temple & Webster Group Ltd.(1)	5,783	22,457
Terracom Ltd.(1)(2)	24,489	1,234
Titan Minerals Ltd.(1)(2)	39,579	21,440
Treasury Wine Estates Ltd.	77,457	235,543
Tuas Ltd.(1)	36,323	54,058
Tyro Payments Ltd.(1)	57,724	36,656
Universal Store Holdings Ltd.	9,458	46,105
Vault Minerals Ltd.	156,120	474,614
Ventia Services Group Pty. Ltd.	88,726	394,981
Viva Energy Group Ltd.	151,690	231,087
Vulcan Energy Resources Ltd.(1)(2)	44,746	128,360
Washington H Soul Pattinson & Co. Ltd.	207	6,469
Webjet Group Ltd.	12,347	3,685
West African Resources Ltd.(1)	162,316	371,728
Westgold Resources Ltd.	44,789	166,943
Whitehaven Coal Ltd.	95,603	602,474
Wildcat Resources Ltd.(1)	160,360	64,113
Zip Co. Ltd.(1)	2,552	4,214
		27,076,599
Austria — 1.2%
AT&S Austria Technologie & Systemtechnik AG(1)	8,099	1,330,827
CA Immobilien Anlagen AG	12,988	376,498
CPI Europe AG(1)	10,879	202,339
DO & Co. AG	2,228	505,003
FACC AG(1)	7,612	155,566
Lenzing AG(1)	6,092	167,746
Oesterreichische Post AG	12,627	474,795
Porr AG	7,354	347,092
SBO AG	1,565	62,047
Semperit AG Holding(1)	513	9,155
Zumtobel Group AG	3,503	14,553
		3,645,621
Belgium — 1.4%
AGFA-Gevaert NV(1)	3,090	1,601
Barco NV	17,990	192,679
Bekaert SA	7,571	364,656
bpost SA(1)(2)	12,721	26,553
CMB Tech NV	29,036	459,693
EVS Broadcast Equipment SA	2,513	91,474
Fagron	7,851	220,527
Gimv NV	3,545	200,444
Kinepolis Group NV(2)	1,575	54,416
Lakefront Biotherapeutics NV, ADR(1)(2)	6,762	191,703
Melexis NV	5,396	509,860
Ontex Group NV(1)(2)	4,423	13,428
Proximus SADP	34,481	268,488
Recticel SA	8,666	108,002
Solvay SA	13,480	405,890
Tessenderlo Group SA	4,727	121,086
Umicore SA	27,849	818,419
VGP NV(2)	3,360	327,769
		4,376,688
Canada — 11.0%
5N Plus, Inc.(1)	9,520	295,133

Acadian Timber Corp.	347	4,420
ADENTRA, Inc.	2,022	48,370
Advantage Energy Ltd.(1)	12,399	87,508
Aecon Group, Inc.	4,926	161,038
Ag Growth International, Inc.(2)	1,200	19,776
AGF Management Ltd., Class B	4,839	61,143
Air Canada(1)	13,386	214,289
Algoma Steel Group, Inc.(1)	8,168	46,094
Algonquin Power & Utilities Corp.	25,579	151,398
Allied Gold Corp.(1)	7,256	183,683
Altius Minerals Corp.	3,563	149,689
Altus Group Ltd.	40	1,227
Americas Gold & Silver Corp.(1)(2)	19,174	118,495
Amerigo Resources Ltd.	13,390	64,587
Andean Precious Metals Corp.(1)(2)	3,846	18,635
Aris Mining Corp.(1)	19,911	360,771
Aritzia, Inc.(1)	6,076	682,236
Arizona Metals Corp.(1)	341	54
Atco Ltd., Class I	5,693	280,882
Athabasca Oil Corp.(1)	39,757	314,619
Atrium Mortgage Investment Corp.	4,731	40,630
AutoCanada, Inc.(1)(2)	1,729	27,465
Avino Silver & Gold Mines Ltd.(1)(2)	12,803	94,073
B2Gold Corp.	122,089	584,476
Badger Infrastructure Solutions Ltd.	2,791	177,908
Ballard Power Systems, Inc.(1)(2)	27,381	172,391
Bausch Health Cos., Inc.(1)	2,277	12,238
Baytex Energy Corp.	65,998	322,654
Birchcliff Energy Ltd.	20,671	96,559
Bird Construction, Inc.	4,178	175,133
Black Diamond Group Ltd.	4,083	58,284
Boralex, Inc., A Shares	6,002	160,515
Boston Pizza Royalties Income Fund	675	11,844
Boyd Group, Inc.	1,391	154,017
BRP, Inc.	3,422	197,826
Canada Goose Holdings, Inc.(1)(2)	3,394	34,860
Canada Packers, Inc.	977	13,691
Canadian Tire Corp. Ltd., Class A	4,429	568,302
Canfor Corp.(1)	5,205	53,347
Capital Power Corp.	9,912	507,876
Capstone Copper Corp.(1)	63,879	695,480
Cardinal Energy Ltd.	13,627	113,472
Cargojet, Inc.	488	30,544
Cascades, Inc.	4,926	39,196
Centerra Gold, Inc.	22,093	390,051
CES Energy Solutions Corp.	22,493	282,580
Chorus Aviation, Inc.	822	14,936
Cineplex, Inc.(1)(2)	10	79
Cogeco Communications, Inc.	1,003	48,904
Cogeco, Inc.	308	14,810
Computer Modelling Group Ltd.	4,926	13,863
Defi Technologies, Inc.(1)(2)	41,099	28,022
Definity Financial Corp.	5,716	273,849
Discovery Silver Corp.(1)(2)	70,577	439,746
Docebo, Inc.(1)(2)	1,471	26,429

Doman Building Materials Group Ltd.	5,196	39,724
DPM Metals, Inc.	21,718	729,368
DREAM Unlimited Corp., Class A	2,431	32,392
Dynacor Group, Inc.	1,633	7,427
Eldorado Gold Corp.	18,722	632,554
Eloro Resources Ltd.(1)(2)	10,130	15,871
Empire Co. Ltd., Class A	4,340	153,906
Endeavour Silver Corp.(1)	28,931	288,544
Enerflex Ltd.	10,867	271,783
Energy Fuels, Inc.(1)(2)	8,325	151,682
Enghouse Systems Ltd.	2,603	34,004
Ensign Energy Services, Inc.(1)(2)	4,926	14,971
EQB, Inc.	2,431	206,185
Equinox Gold Corp. (Toronto)	38,659	527,175
ERO Copper Corp.(1)	9,905	301,824
Exchange Income Corp.	1,835	161,678
Extendicare, Inc.	5,903	138,856
Fiera Capital Corp.(2)	6,649	26,284
Finning International, Inc.	11,195	845,563
Firm Capital Mortgage Investment Corp.	3,947	34,499
First Majestic Silver Corp.	16,464	347,754
First Mining Gold Corp.(1)	120,102	43,122
FirstService Corp. (Toronto)	2,052	275,088
Fortuna Mining Corp.(1)	28,065	281,536
Freehold Royalties Ltd.	12,518	153,813
Frontera Energy Corp.	2,070	21,741
G Mining Ventures Corp.(1)(2)	14,880	465,833
Galiano Gold, Inc.(1)(2)	21,061	49,190
Gibson Energy, Inc.	13,642	281,518
Global Atomic Corp.(1)	50,500	27,106
goeasy Ltd.(2)	1,176	34,299
GoGold Resources, Inc.(1)(2)	37,923	95,451
GoldMining, Inc.(1)(2)	16,721	19,527
Greenfire Resources Ltd.(1)	4,904	27,745
Groupe Dynamite, Inc.(2)	1,384	75,281
Hammond Power Solutions, Inc.	288	67,661
Headwater Exploration, Inc.	22,621	205,757
High Liner Foods, Inc.	788	8,396
Hudbay Minerals, Inc.	33,452	978,095
i-80 Gold Corp.(1)(2)	41,835	68,276
IAMGOLD Corp.(1)	42,235	764,038
Imperial Metals Corp.(1)	8,272	41,161
Interfor Corp.(1)(2)	6,107	48,549
International Petroleum Corp.(1)(2)	6,168	155,201
IsoEnergy Ltd.(1)	3,294	38,396
Jaguar Mining, Inc.(1)	3,728	18,875
Jamieson Wellness, Inc.	2,668	68,526
Journey Energy, Inc.(1)(2)	2,431	9,734
K92 Mining, Inc.(1)	24,591	459,838
K-Bro Linen, Inc.	1,226	36,523
Keel Infrastructure Corp.(1)(2)	26,933	153,356
Kelt Exploration Ltd.(1)	12,399	81,572
Kinaxis, Inc.(1)	1,548	176,162
Labrador Iron Ore Royalty Corp.	5,679	119,417
Laurentian Bank of Canada	3,294	96,169

Leon's Furniture Ltd.	1,767	32,145
Lightspeed Commerce, Inc.(1)	2,515	24,263
Linamar Corp.	3,630	268,567
Lithium Americas Corp.(1)(2)	27,757	144,961
Lithium Argentina AG(1)(2)	3,675	38,199
Magellan Aerospace Corp.	1,152	27,316
Major Drilling Group International, Inc.(1)(2)	8,213	101,869
Maple Leaf Foods, Inc.	7,239	157,209
Martinrea International, Inc.	4,926	41,054
Mattr Corp.(1)	4,926	45,807
MCAN Mortgage Corp.	3,024	54,398
MDA Space Ltd.(1)(2)	10,779	480,683
Medical Facilities Corp.	1,554	19,602
Mega Uranium Ltd.(1)	40,000	19,729
Meren Energy, Inc.	38,203	63,457
Methanex Corp.	5,073	300,115
Montage Gold Corp.(1)	22,680	275,552
MTY Food Group, Inc.	1,632	46,605
Mullen Group Ltd.	6,291	99,477
Neo Performance Materials, Inc.	3,699	83,524
New Pacific Metals Corp.(1)(2)	3,675	18,046
NexGen Energy Ltd.(1)(2)	27,072	312,418
North American Construction Group Ltd.	2,431	33,644
North West Co., Inc.	4,542	170,558
Northern Dynasty Minerals Ltd.(1)(2)	51,235	120,409
Northland Power, Inc.	23,839	406,697
Nouveau Monde Graphite, Inc.(1)(2)	15	29
Obsidian Energy Ltd.(1)(2)	4,926	53,918
OceanaGold Corp.	23,935	722,920
Onex Corp.	5,229	417,516
Orezone Gold Corp.(1)(2)	51,752	94,596
Orla Mining Ltd.	28,697	385,083
Osisko Metals, Inc.(1)	60,480	78,526
Paramount Resources Ltd., A Shares	6,658	145,702
Parex Resources, Inc.	9,429	164,485
Pason Systems, Inc.	7,358	79,309
Pet Valu Holdings Ltd.	6,057	81,937
PetroTal Corp.	49,691	20,905
Peyto Exploration & Development Corp.	15,663	282,096
PHX Energy Services Corp.	4,875	38,755
Pine Cliff Energy Ltd.	14,890	6,804
Pizza Pizza Royalty Corp.	2,431	22,571
PMET Resources, Inc.(1)	11,368	58,380
PrairieSky Royalty Ltd.	18,009	430,157
Precision Drilling Corp.(1)	1,180	105,431
Premium Brands Holdings Corp.	1,987	131,097
Propel Holdings, Inc.(2)	2,229	36,895
Quebecor, Inc., Class B	2,978	144,510
Real Matters, Inc.(1)(2)	4,926	19,545
RFA Financial, Inc.	1,500	29,170
Richelieu Hardware Ltd.	3,501	101,019
Rio2 Ltd.(1)(2)	52,476	121,422
Rogers Sugar, Inc.	9,554	46,500
Russel Metals, Inc.	5,057	229,035
Saturn Oil & Gas, Inc.(1)(2)	8,663	42,101

Savaria Corp.	5,525	113,814
Seabridge Gold, Inc.(1)(2)	1,771	59,836
Secure Waste Infrastructure Corp.	16,139	237,640
Sienna Senior Living, Inc.	9,600	147,483
Silvercorp Metals, Inc.	23,941	303,897
South Bow Corp.	11,548	415,465
Spartan Delta Corp.(1)	19,271	163,545
Spin Master Corp., VTG Shares	2,048	27,749
Sprott, Inc.	1,964	258,519
SSR Mining, Inc.(1)	17,224	538,340
Stella-Jones, Inc.	4,365	244,901
Steppe Gold Ltd.(1)	8,948	7,853
StorageVault Canada, Inc.	14,934	46,146
Strathcona Resources Ltd.	3,885	124,526
Superior Plus Corp.	17,211	104,740
Surge Energy, Inc.	6,168	42,100
Talisker Resources Ltd.(1)	429	433
Talon Metals Corp.(1)(2)	8,369	41,522
Tamarack Valley Energy Ltd.	46,593	431,238
Taseko Mines Ltd.(1)	39,209	291,511
Telesat Corp.(1)	1,160	63,088
Tenaz Energy Corp.(1)	3,400	124,567
TerraVest Industries, Inc.	911	101,617
Timbercreek Financial Corp.	6,198	29,807
Titan Mining Corp.(1)	2,600	6,167
Topaz Energy Corp.	10,189	234,946
Torex Gold Resources, Inc.	8,372	383,910
Total Energy Services, Inc.	2,431	43,025
TransAlta Corp.	27,401	390,548
Transcontinental, Inc., Class A	6,661	25,414
Trican Well Service Ltd.	19,340	104,651
Triple Flag Precious Metals Corp.	6,338	203,842
Trisura Group Ltd.(1)(2)	4,672	138,671
Uranium Royalty Corp.(1)(2)	12,112	42,785
Valeura Energy, Inc.(1)	8,662	67,982
Vermilion Energy, Inc.	14,427	159,166
Vitalhub Corp.(1)	3,100	16,819
Vox Royalty Corp.	5,120	29,901
Vox Royalty Corp.	4,936	28,607
Wajax Corp.	2,431	52,371
Wesdome Gold Mines Ltd.(1)	13,681	277,560
West Fraser Timber Co. Ltd.	3,154	217,999
Western Copper & Gold Corp.(1)	12,172	36,375
Westshore Terminals Investment Corp.	2,611	80,017
Whitecap Resources, Inc.	17,621	202,457
Winpak Ltd.	2,431	72,420
		33,761,781
China — 0.0%
China Beststudy Education Group	5,000	2,092
Denmark — 1.6%
AL Sydbank	4,972	417,133
ALK-Abello AS	488	20,376
Alm Brand AS	91,490	214,733
Bavarian Nordic AS(1)	9,499	277,281
cBrain AS	793	7,300

Chemometec AS	2,070	120,427
D/S Norden AS	2,705	124,919
Dfds AS(1)	2,509	57,556
FLSmidth & Co. AS	4,036	316,581
GN Store Nord AS(1)	9,412	143,623
Green Hydrogen Systems AS(1)	1,379	22
H&H International AS, B Shares(1)	1,088	17,537
Harboes Bryggeri AS, Class B	100	1,724
ISS AS	11,077	455,789
NKT AS(1)	5,698	908,793
NTG Nordic Transport Group AS(1)	1,058	34,570
Per Aarsleff Holding AS	2,049	233,481
Ringkjoebing Landbobank AS	1,924	472,544
Royal Unibrew AS	4,737	308,247
Schouw & Co. AS	1,363	140,463
SJF Bank AS	921	49,912
Skjern Bank	136	6,614
Solar AS, B Shares(1)	342	10,713
SP Group AS	1,339	87,302
TORM PLC, Class A	8,238	226,813
Zealand Pharma AS(1)	4,717	238,986
		4,893,439
Finland — 0.9%
Anora Group OYJ(2)	4,169	16,317
Bittium OYJ(2)	3,989	183,258
Citycon OYJ	654	2,168
Endomines Finland OYJ(1)	141	1,678
Finnair OYJ(1)	15,170	75,888
F-Secure OYJ	9,913	25,294
Harvia OYJ	99	4,719
Hiab OYJ, B Shares	172	10,804
Huhtamaki OYJ	10,978	350,050
Incap OYJ(1)(2)	1,460	16,877
Kalmar OYJ, B Shares	5,766	298,992
Kemira OYJ	13,196	274,209
Lumo Kodit OYJ	15,221	131,714
Mandatum OYJ(2)	36,799	244,272
Marimekko OYJ	4,169	50,727
Metsa Board OYJ, Class B(1)(2)	13,294	45,446
Nokian Renkaat OYJ(2)	17,713	228,324
Outokumpu OYJ	53,889	373,829
Puuilo OYJ	12,123	185,824
Raisio OYJ, V Shares	6,280	18,898
Revenio Group OYJ(1)	3	49
Tieto OYJ	156	3,754
Tokmanni Group Corp.(2)	5,614	46,151
YIT OYJ(1)	15,984	51,060
		2,640,302
France — 3.5%
Alten SA	3,467	261,715
Antin Infrastructure Partners SA	3,878	44,876
Aperam SA	6,992	415,820
Aramis Group SAS(1)	3,130	11,346
Arkema SA	7,917	559,142
Assystem SA	51	2,582

Atos SE(1)	192	8,962
Beneteau SACA(2)	5,112	41,447
Boiron SA	593	19,556
Caisse Regionale de Credit Agricole Mutuel Nord de France	1,172	40,693
Carbios SACA(1)	2,228	21,381
Catana Group	2,255	6,047
Cie des Alpes	2,884	75,111
Clariane SE(1)	34,848	169,443
Coface SA	13,566	235,958
Derichebourg SA	15,899	187,332
Equasens	182	8,351
Eramet SA(2)	1,108	70,535
Etablissements Maurel et Prom SA	10,657	112,205
Eurazeo SE	3,758	203,341
Euroapi SA(1)(2)	819	1,416
Eutelsat Communications SACA(1)	26,521	122,476
Exail Technologies SA(1)(2)	114	19,053
Exosens SAS	4,860	385,811
FDJ UNITED(2)	15,932	421,887
Fnac Darty SA	1,446	59,530
Forvia SE(1)	25,177	331,950
Genfit SA(1)(2)	245	2,512
GL Events SACA	1,763	72,275
ID Logistics Group SACA(1)	387	171,963
Imerys SA	4,657	123,933
IPSOS SA	4,842	217,949
JCDecaux SE	10,372	227,000
Kaufman & Broad SA	62	1,828
La Francaise De L'energie SACA(1)	337	15,788
LISI SA	2,223	175,523
Louis Hachette Group	68,038	133,971
Lumibird	565	17,636
Maisons du Monde SA(1)(2)	2,408	1,295
Manitou BF SA	1,159	29,170
Mersen SA	2,335	113,421
Metropole Television SA(2)	3,303	44,452
Nexans SA	2,189	402,716
Nexity SA(1)(2)	6,003	57,174
North Atlantic Energies(2)	410	24,553
Opmobility	8,463	163,869
OVH Groupe SA(1)(2)	4,372	72,548
Pluxee NV(2)	6,263	86,296
Pullup Entertainment	687	7,416
Remy Cointreau SA(2)	2,911	134,662
ReWorld Media SA	1,961	3,865
Robertet SA(2)	127	122,759
Rubis SCA	3,809	157,330
SEB SA(2)	2,700	156,439
Seche Environnement SACA(2)	4	386
SES SA	59,810	657,045
SMCP SA(1)(2)	5,872	35,414
Societe BIC SA(1)	3,462	234,902
SOITEC(1)	807	167,396
Solutions 30 SE(1)(2)	12,237	11,330
STIF SA(1)	214	14,901

Teleperformance SE	5,270	386,741
Television Francaise 1 SA(2)	5,996	47,787
Tikehau Capital SCA	1,104	23,009
Trigano SA	1,300	244,731
Ubisoft Entertainment SA(1)(2)	10,783	70,674
Valeo SE	32,378	498,621
Vallourec SACA(1)	28,733	800,449
Valneva SE(1)(2)	516	1,562
Vicat SACA	2,453	179,997
Virbac SACA	509	212,115
Viridien(1)	1,136	159,596
Vivendi SE	55,681	152,119
Voltalia SA(1)(2)	6,162	60,390
Vusion(2)	125	19,450
X-Fab Silicon Foundries SE(1)	8,205	102,457
		10,657,381
Germany — 3.5%
1&1 AG	3,648	96,617
2G Energy AG	1,063	82,606
7C Solarparken AG(1)	3,460	7,542
Adesso SE	245	17,360
Adtran Networks SE	889	23,861
AIXTRON SE	11,477	777,458
All for One Group SE	204	7,655
Alzchem Group AG	519	113,692
Amadeus Fire AG(1)	414	12,065
Aroundtown SA(1)	88,944	263,055
Atoss Software SE	812	72,831
Aumann AG	434	6,993
Aumovio SE(1)	1,153	53,880
Aurubis AG	2,457	617,082
Basler AG(1)	1,170	39,557
BayWa AG(1)	27	82
Bechtle AG(1)	7,118	277,498
Befesa SA	2,912	125,219
Bijou Brigitte AG	237	15,144
Bilfinger SE	3,656	372,165
Bitcoin Group SE	409	13,540
Borussia Dortmund GmbH & Co. KGaA	6,822	24,789
BRANICKS Group AG(1)	1,264	1,583
CANCOM SE	2,122	69,961
Ceconomy AG(1)	12,779	62,732
Cewe Stiftung & Co. KGaA	401	47,952
Clearvise AG	800	1,189
Datagroup SE	144	13,022
Dermapharm Holding SE	333	18,960
Deutsche Beteiligungs AG(1)	1,225	36,258
Deutsche Pfandbriefbank AG	11,328	48,680
Deutsche Rohstoff AG	419	48,567
Deutz AG	12,512	152,462
Douglas AG(1)	1,382	14,213
Draegerwerk AG & Co. KGaA	101	8,585
Draegerwerk AG & Co. KGaA, Preference Shares	430	45,966
Duerr AG	3,664	88,833
Eckert & Ziegler SE	1,155	22,184

Einhell Germany AG, Preference Shares	384	32,888
Elmos Semiconductor SE	333	69,994
ElringKlinger AG	1,581	11,098
Fielmann Group AG	2,234	116,101
flatexDEGIRO SE	8,177	321,067
Fraport AG Frankfurt Airport Services Worldwide	2,079	174,800
Freenet AG	6,026	177,617
Friedrich Vorwerk Group SE	677	51,778
FUCHS SE, Preference Shares	5,592	255,865
Grenke AG	2,321	35,092
Heidelberger Druckmaschinen AG(1)	26,540	45,522
HelloFresh SE(1)	12,725	63,785
Hornbach Holding AG & Co. KGaA	1,006	94,577
HUGO BOSS AG	1,920	79,817
Indus Holding AG(1)	1,678	58,979
Init Innovation in Traffic Systems SE	527	31,800
Instone Real Estate Group SE	889	8,674
IONOS Group SE(1)	5,211	170,860
Jenoptik AG	4,567	244,987
JOST Werke SE	1,443	99,368
Jungheinrich AG, Preference Shares	4,151	120,445
K&S AG	16,939	292,506
Kloeckner & Co. SE(1)	4,867	64,580
Koenig & Bauer AG(1)	891	9,116
Kontron AG	3,368	91,307
Krones AG(1)	1,089	149,805
Lang & Schwarz AG	716	24,258
Lanxess AG	6,570	126,017
LEG Immobilien SE	3,601	233,795
LPKF Laser & Electronics SE(1)	2,799	71,806
MBB SE	133	28,156
Medios AG(1)	210	3,323
Mensch und Maschine Software SE	677	30,337
Mutares SE & Co. KGaA	1,512	49,071
Nagarro SE	509	23,988
Norma Group SE(1)	2,235	45,600
Patrizia SE	3,699	32,461
Pentixapharm Holding AG(1)	39	114
Pfeiffer Vacuum Technology AG	223	43,245
Platform Group SE & Co. KGaA(1)	596	1,908
ProCredit Holding AG	2,118	20,076
PSI Software SE(1)	528	26,989
Puma SE(1)	8,983	303,373
RENK Group AG	3,168	209,921
SAF-Holland SE	3,991	97,154
Salzgitter AG(1)	2,129	151,709
Schaeffler AG	7,381	90,736
Schott Pharma AG & Co. KGaA	776	16,410
Secunet Security Networks AG(1)	134	32,495
SFC Energy AG, Class BR(1)	890	24,289
SGL Carbon SE(1)	5,380	33,546
Siltronic AG(1)	1,302	158,339
Sixt SE	1,107	98,602
Sixt SE, Preference Shares	1,356	100,382
SMA Solar Technology AG(1)	1,562	119,375

Stabilus SE	1,528	33,766
Steico SE	420	10,176
STO SE & Co. KGaA, Preference Shares	193	23,535
STRATEC SE	724	14,904
Stroeer SE & Co. KGaA	2,335	102,759
Suedzucker AG	6,156	82,434
SUSS MicroTec SE	1,679	178,967
TAG Immobilien AG	16,635	275,275
TeamViewer SE(1)	10,574	72,994
Technotrans SE(1)	577	21,457
thyssenkrupp AG	33,075	451,452
Tkms AG& Co. KGaA(1)	1,635	160,673
United Internet AG	6,940	213,025
Verbio SE(1)	2,146	94,939
VIB Vermoegen AG	290	2,641
Vossloh AG	79	6,453
Wacker Chemie AG(1)	1,572	181,593
Wacker Neuson SE	2,537	56,429
Washtec AG	914	41,978
Wuestenrot & Wuerttembergische AG	1,744	29,936
		10,827,127
Hong Kong — 1.5%
APAC Resources Ltd.	120,000	25,575
Asia Tele-Net & Technology Corp. Ltd.	20,000	30,712
AV Concept Holdings Ltd.	58,000	11,612
Baozun, Inc., ADR(1)	1,809	4,685
Bright Smart Securities & Commodities Group Ltd.(1)(2)	36,000	43,167
Cafe de Coral Holdings Ltd.(2)	24,000	11,825
Chia Tai Enterprises International Ltd.(1)	6,500	7,613
Chow Sang Sang Holdings International Ltd.	47,000	65,563
CITIC Telecom International Holdings Ltd.	240,000	82,081
Citychamp Watch & Jewellery Group Ltd.(1)(2)	34,000	382
CMBC Capital Holdings Ltd.(1)	49,000	13,108
Comba Telecom Systems Holdings Ltd.	208,000	34,273
Cowell e Holdings, Inc.(1)(2)	33,000	119,899
Crystal International Group Ltd.	20,500	15,735
Dah Sing Banking Group Ltd.	61,200	105,081
Dah Sing Financial Holdings Ltd.	26,400	143,075
Deep Source Holdings Ltd.(1)	430,000	42,382
Dream International Ltd.	21,000	17,876
EC Healthcare(1)	1,000	52
Emperor Watch & Jewellery Ltd.	240,000	7,953
First Pacific Co. Ltd.	336,000	219,261
Giordano International Ltd.	30,000	5,783
Great Eagle Holdings Ltd.	17,000	36,996
Guotai Junan International Holdings Ltd.(2)	392,000	108,860
Hang Lung Group Ltd.	112,000	208,248
Hao Tian International Construction Investment Group Ltd.(1)(2)	216,000	856
HKBN Ltd.(2)	51,500	43,503
Hong Kong Technology Venture Co. Ltd.(1)	4,000	566
Hong Kong Zcloud Technology Construction Ltd.(1)	64,000	58,884
Hutchison Telecommunications Hong Kong Holdings Ltd.	90,000	12,979
Hysan Development Co. Ltd.	101,000	240,387
IGG, Inc.	85,000	35,977
Impro Precision Industries Ltd.(2)	75,000	94,171

Johnson Electric Holdings Ltd.	56,000	182,430
JS Global Lifestyle Co. Ltd.(1)	102,500	17,403
Karrie International Holdings Ltd.	86,000	33,195
Kerry Properties Ltd.	55,000	145,398
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	1,133	77
Luk Fook Holdings International Ltd.	46,000	122,689
Man Wah Holdings Ltd.(2)	237,200	110,020
Melco International Development Ltd.(1)	111,000	53,152
Midland Holdings Ltd.(1)	74,000	24,089
Mobvista, Inc.(1)	76,000	157,452
New World Development Co. Ltd.(1)	220,000	230,951
Pacific Basin Shipping Ltd.	590,000	237,247
Pacific Textiles Holdings Ltd.	15,000	2,148
PAX Global Technology Ltd.	89,000	39,483
Plover Bay Technologies Ltd.	14,000	15,196
Sa Sa International Holdings Ltd.	180,000	19,528
Singamas Container Holdings Ltd.	78,000	5,087
SJM Holdings Ltd.(1)(2)	347,000	84,527
Stella International Holdings Ltd.(2)	85,000	143,351
SUNeVision Holdings Ltd.(2)	51,000	39,149
Television Broadcasts Ltd.(1)	34,000	10,994
Texhong International Group Ltd.	2,000	1,611
Time Interconnect Technology Ltd.(2)	41,000	100,291
TradeGo Fintech Ltd.(1)	52,000	7,094
Truly International Holdings Ltd.	46,000	5,761
United Energy Group Ltd.(2)	1,796,000	105,671
United Laboratories International Holdings Ltd.(2)	116,000	130,386
Value Partners Group Ltd.	98,000	26,304
Valuetronics Holdings Ltd.	43,400	39,804
Vitasoy International Holdings Ltd.(2)	82,000	63,327
VSTECS Holdings Ltd.	72,000	88,397
VTech Holdings Ltd.	20,500	133,997
WK Group Holdings Ltd.(1)	150,000	9,946
Yue Yuen Industrial Holdings Ltd.(2)	150,000	281,154
		4,516,429
Ireland — 0.2%
Cairn Homes PLC	2,379	6,528
Dole PLC	2,329	32,583
Glenveagh Properties PLC(1)	135,061	358,699
Origin Enterprises PLC	10,791	56,980
Uniphar PLC	55,905	297,003
		751,793
Israel — 5.0%
Ackerstein Group Ltd.	7,301	22,841
Africa Israel Residences Ltd.	424	34,617
Airport City Ltd.(1)	4,902	93,778
Alony Hetz Properties & Investments Ltd.	15,101	191,260
Altshuler Shaham Finance Ltd.	3,957	9,905
Amot Investments Ltd.	24,520	164,013
Analyst IMS Investment Management Services Ltd.	10	594
Argo Properties NV(1)	1,932	91,702
Aryt Industries Ltd.	3,685	42,817
Ashdod Refinery Ltd.(1)	510	17,972
Ashtrom Group Ltd.	3,586	92,593
AudioCodes Ltd.	1,064	10,470

Aura Investments Ltd.	14,906	98,236
Ayalon Holdings Ltd.	1,260	77,111
B Communications Ltd.(1)	1,594	6
Bezeq The Israeli Telecommunication Corp. Ltd.	131,638	373,341
Big Shopping Centers Ltd.	1,827	494,366
Blue Square Real Estate Ltd.	422	58,335
Camtek Ltd.(1)	888	155,903
Carasso Motors Ltd.(1)	3,798	47,948
Cellcom Israel Ltd.	13,952	181,727
Ceragon Networks Ltd.(1)	1,973	5,702
Clal Insurance Enterprises Holdings Ltd.	8,202	818,862
Cognyte Software Ltd.(1)	3,746	43,341
Danel Adir Yeoshua Ltd.	241	40,289
Danya Cebus Ltd.	1,168	60,388
Delek Automotive Systems Ltd.	5,050	34,825
Delek Group Ltd.	635	195,232
Delta Galil Ltd.	1,206	67,057
Direct Finance of Direct Group 2006 Ltd.	122	27,356
Doral Group Renewable Energy Resources Ltd.(1)	12,477	457,474
El Al Israel Airlines	26,702	127,400
Electra Consumer Products 1970 Ltd.	1,277	40,720
Electra Ltd.	2,979	112,686
Energix-Renewable Energies Ltd.	15,755	161,269
Enlight Renewable Energy Ltd.(1)	13,541	1,450,788
Equital Ltd.(1)	1,824	72,686
Etoro Group Ltd., Class A(1)	2,029	85,177
Fattal Holdings 1998 Ltd.(1)	775	233,785
FIBI Holdings Ltd.	1,461	160,350
Fox Wizel Ltd.	871	96,952
G City Ltd.	6,363	28,683
Gilat Satellite Networks Ltd.(1)	3,206	58,270
Hagag Group Real Estate Development	1,211	11,657
Harel Insurance Investments & Financial Services Ltd.	7,377	466,225
Hilan Ltd.	1,746	135,645
IBI Investment House Ltd.	322	64,276
IDI Insurance Co. Ltd.	1,179	93,562
IES Holdings Ltd.(1)	3	762
Inmode Ltd.(1)	3,169	44,144
Inrom Construction Industries Ltd.	9,907	99,091
Isracard Ltd.	18,580	84,303
Israel Canada TR Ltd.	16,368	122,516
Israel Corp. Ltd.	293	96,325
Isras Holdings Ltd.	213	25,598
Isras Investment Co. Ltd.	96	28,498
Isrotel Ltd.(1)	1,979	102,183
Ituran Location & Control Ltd.	1,286	84,297
Kamada Ltd.	3,649	28,631
Kenon Holdings Ltd.	2,114	191,107
Kornit Digital Ltd.(1)	1,749	28,211
Kvutzat Acro Ltd.(1)	889	15,519
Land Development Nimrodi Group Ltd.	513	6,862
M Yochananof & Sons Ltd.	402	58,365
Malam - Team Ltd.(1)	683	19,044
Malam-Team Holding Ltd.(1)	213	10,757
Matrix IT Ltd.	4,207	132,460

Max Stock Ltd.	10,184	142,643
Maytronics Ltd.(1)	2,133	1,941
Mega Or Holdings Ltd.	2,531	610,605
Melisron Ltd.	15	2,350
Menora Mivtachim Holdings Ltd.	1,976	364,916
Meshek Energy Renewable Energies Ltd.(1)	39,669	229,006
Meshulam Levinstein Contracting & Engineering Ltd.	144	26,787
Migdal Insurance & Financial Holdings Ltd.(1)	81,455	549,471
Mivne Real Estate KD Ltd.	57,720	293,456
Mivtach Shamir Holdings Ltd.	481	87,015
Nano-X Imaging Ltd.(1)	140	269
Nayax Ltd.(1)	1,290	98,930
Neto Malinda Trading Ltd.	1,264	73,477
Next Vision Stabilized Systems Ltd.	4,788	510,242
Nexxen International Ltd.(1)	1,938	16,279
Novolog Ltd.	17,300	5,651
Oddity Tech Ltd., Class A(1)	20	270
OG Rimon Consulting Ltd.(1)	1,964	91,992
Oil Refineries Ltd.	274,178	157,251
One Software Technologies Ltd.	3,746	88,147
OPC Energy Ltd.(1)	9,213	403,003
Orion Retail Properties Ltd.(1)	770	736
OY Nofar Energy Ltd.(1)	2,357	234,539
Palram Industries 1990 Ltd.	890	15,208
Partner Communications Co. Ltd.	20,801	309,501
Paz Retail & Energy Ltd.	710	209,195
Perion Network Ltd.(1)	1,982	16,396
Polyram Plastic Industries Ltd.	1,678	5,449
Prashkovsky Investments & Construction Ltd.(1)	866	51,045
Priortech Ltd.(1)	213	22,340
Qualitau Ltd.	378	90,363
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	867	121,934
Retailors Ltd.(1)	2,253	22,685
Scope Metals Group Ltd.	395	40,578
Shapir Engineering & Industry Ltd.(1)	53	856
Shikun & Binui Ltd.(1)	22,998	176,642
Shufersal Ltd.	21,466	370,752
SimilarWeb Ltd.(1)	101	419
Strauss Group Ltd.	5,048	216,565
Summit Real Estate Holdings Ltd.	3,389	60,661
Tadiran Group Ltd.(1)	5	397
Tamar Petroleum Ltd.	3,604	34,418
Tel Aviv Stock Exchange Ltd.	8,203	492,123
Telsys Ltd.	239	29,337
YD More Investments Ltd.	3,803	68,252
YH Dimri Construction & Development Ltd.	666	89,812
ZIM Integrated Shipping Services Ltd.	11,056	259,705
		15,282,474
Italy — 2.4%
ACEA SpA	7,142	189,509
Amplifon SpA(2)	3,793	47,601
Arnoldo Mondadori Editore SpA	12,895	31,358
Avio SpA	4,270	214,441
Azimut Holding SpA	15,695	636,200
Banca IFIS SpA(2)	4,161	98,304

Banca Sistema SpA(1)	9,158	18,897
Banco di Desio e della Brianza SpA	4,421	47,713
BFF Bank SpA(1)(2)	29,998	98,359
Biesse SpA(1)	712	4,633
Brembo NV(2)	16,235	220,683
Cairo Communication SpA	6,865	18,745
Carel Industries SpA	5,697	206,642
Cembre SpA	673	70,181
Cementir Holding NV	7,258	123,664
CIR SpA-Compagnie Industriali(1)	87,387	74,121
Credito Emiliano SpA	9,940	178,421
Cy4gate SpA(1)	1,217	12,430
d'Amico International Shipping SA	4,449	36,411
Danieli & C Officine Meccaniche SpA(2)	1,650	141,525
Danieli & C Officine Meccaniche SpA, Preference Shares	5,616	327,037
Datalogic SpA	3,235	16,213
De' Longhi SpA	7,357	305,579
Digital Bros SpA(1)(2)	334	4,431
doValue SpA	4,046	10,553
El.En. SpA	6,489	120,580
Enav SpA	35,934	226,036
Equita Group SpA	3,017	19,893
ERG SpA	7,605	203,394
Esprinet SpA	3,723	30,192
Eurogroup Laminations SpA(1)	4,952	6,732
Ferretti SpA	20,773	74,247
Fila SpA	4,647	47,977
Fincantieri SpA(1)(2)	8,690	119,825
GPI SpA	1,210	21,830
GVS SpA(1)(2)	1,388	6,905
Industrie De Nora SpA	3,361	29,561
Intercos SpA(2)	6,074	86,735
Iren SpA	75,489	235,831
Italian Sea Group SpA(1)	1,377	2,472
Iveco Group NV	25,641	415,908
Juventus Football Club SpA(1)(2)	48	114
Maire SpA	18,862	321,362
MARR SpA(2)	270	2,226
MFE-MediaForEurope NV, Class A	22,091	77,842
MFE-MediaForEurope NV, Class B(2)	7,119	31,159
NewPrinces SpA(1)(2)	1,873	33,877
Nexi SpA(2)	54,299	222,147
Orsero SpA	968	17,560
OVS SpA	23,083	150,645
Pharmanutra SpA	325	34,399
Piaggio & C SpA(2)	15,884	32,136
RAI Way SpA(2)	10,405	68,546
Reply SpA	1,280	153,610
Safilo Group SpA(1)	22,121	42,065
Saipem SpA	92,206	443,101
Salvatore Ferragamo SpA(1)	8,114	89,186
Sanlorenzo SpA(2)	1,304	56,455
Sesa SpA	894	101,064
Sogefi SpA(1)(2)	7,731	19,842
Tamburi Investment Partners SpA(2)	12,970	135,665

Technogym SpA	14,345	297,754
TREVI - Finanziaria Industriale SpA(1)(2)	1,954	16,310
Webuild SpA(2)	65,144	187,081
Wiit SpA	1,010	40,456
Zignago Vetro SpA(2)	4,129	35,568
		7,391,939
Japan — 31.3%
77 Bank Ltd.	14,400	285,416
A&D HOLON Holdings Co. Ltd.	4,200	73,818
AB & Company Co. Ltd.	800	6,050
Abalance Corp.	1,000	3,326
Achilles Corp.	200	1,527
AD Works Group Co. Ltd.(2)	5,300	14,056
ADEKA Corp.	10,000	268,873
Ad-sol Nissin Corp.	1,200	10,500
Advanced Media, Inc.	700	4,725
Aeon Fantasy Co. Ltd.(2)	600	9,447
AEON Financial Service Co. Ltd.	14,600	138,513
Aeon Hokkaido Corp.	4,100	21,466
Aeon Kyushu Co. Ltd.	600	10,655
AeroEdge Co. Ltd.(1)	100	1,962
Ahresty Corp.	1,600	7,093
Ai Holdings Corp.	4,720	83,247
Aica Kogyo Co. Ltd.	3,600	77,923
Aichi Corp.	600	5,261
Aichi Electric Co. Ltd.	100	5,278
Aichi Financial Group, Inc.	30,900	263,516
Aichi Steel Corp.	4,500	83,707
Aichi Tokei Denki Co. Ltd.	800	14,460
Aida Engineering Ltd.	2,100	14,854
Aidma Holdings, Inc.(2)	400	2,992
AIMECHATEC Ltd.(2)	1,500	53,319
Ain Holdings, Inc.	2,600	89,884
Aiphone Co. Ltd.	700	11,898
Air Water, Inc.	21,300	347,052
Airport Facilities Co. Ltd.	2,100	11,754
Airtrip Corp.	600	3,128
Aisan Industry Co. Ltd.	3,800	45,448
AIT Corp.	200	2,727
Akatsuki, Inc.	600	11,904
Akebono Brake Industry Co. Ltd.(1)(2)	13,700	10,660
Akita Bank Ltd.	2,100	79,022
Albis Co. Ltd.	100	1,525
Alconix Corp.	2,800	43,757
Alfresa Holdings Corp.	21,600	302,905
Alinco, Inc.	300	1,929
Allied Telesis Holdings KK(2)	5,100	9,042
Alpen Co. Ltd.(2)	1,800	22,919
Alpha Systems, Inc.	100	2,039
AlphaPolis Co. Ltd.	700	4,896
Alps Alpine Co. Ltd.	21,500	293,273
ALSOK Co. Ltd.	41,500	293,597
Altech Corp.	300	4,454
Amano Corp.	3,200	71,786
Amiya Corp.	400	8,482

Amiyaki Tei Co. Ltd.	600	4,990
Amuse, Inc.	100	1,140
Amvis Holdings, Inc.	2,900	6,827
Anabuki Kosan, Inc.	100	1,591
And ST HD Co. Ltd.	3,700	75,632
Anest Iwata Corp.	3,800	38,838
Anicom Holdings, Inc.	4,100	30,973
Anritsu Corp.	14,400	411,025
Anycolor, Inc.(2)	2,900	52,352
AOKI Holdings, Inc.	4,500	46,360
Aoyama Trading Co. Ltd.	16,500	71,898
Aozora Bank Ltd.	14,200	238,395
Appier Group, Inc.	4,200	25,191
Arakawa Chemical Industries Ltd.	300	2,794
Arata Corp.	3,000	48,710
Araya Industrial Co. Ltd.	600	9,651
ARCLANDS Corp.	7,787	93,180
Arcs Co. Ltd.	4,900	99,507
ARE Holdings, Inc.	10,200	216,199
Arealink Co. Ltd.	800	4,839
Argo Graphics, Inc.	6,700	54,429
Arisawa Manufacturing Co. Ltd.	3,100	44,929
Artience Co. Ltd.	4,500	118,089
Artnature, Inc.	300	1,525
Artner Co. Ltd.	100	1,220
As One Corp.	4,400	58,287
Asahi Co. Ltd.	2,100	16,654
Asahi Diamond Industrial Co. Ltd.(2)	6,500	54,703
Asahi Kogyosha Co. Ltd.	1,900	47,405
Asahi Net, Inc.	400	1,502
Asahi Printing Co. Ltd.	300	1,604
Asahi Yukizai Corp.	1,400	58,553
Asanuma Corp.	8,900	45,289
Asax Co. Ltd.	300	1,572
Ascentech KK	1,800	5,492
Asia Pile Holdings Corp.	4,500	45,141
ASKA Pharmaceutical Holdings Co. Ltd.	3,000	55,124
Astena Holdings Co. Ltd.	2,400	7,277
Asteria Corp.	900	13,589
Atom Corp.(1)	100	421
Atrae, Inc.	500	2,163
Aucnet, Inc.	4,000	34,311
Autobacs Seven Co. Ltd.	8,400	78,442
Avant Group Corp.	2,400	16,707
Awa Bank Ltd.	5,000	210,532
Axial Retailing, Inc.	8,800	57,605
Axyz Co. Ltd.	100	2,394
AZ-COM MARUWA Holdings, Inc.	4,600	23,004
AZOOM Co. Ltd.	400	10,354
Bando Chemical Industries Ltd.	2,200	30,935
Bank of Iwate Ltd.	8,500	99,707
Bank of Nagoya Ltd.	5,100	187,888
Bank of Saga Ltd.	1,800	58,895
Bank of the Ryukyus Ltd.	6,200	97,601
Base Co. Ltd.	600	11,661

BASE, Inc.(2)	4,900	8,307
baudroie, Inc.	800	12,229
Beauty Garage, Inc.	400	3,539
Belc Co. Ltd.	1,300	50,641
Bell System24 Holdings, Inc.	3,500	31,245
Belluna Co. Ltd.	3,300	19,172
Bengo4.com, Inc.(1)	1,200	18,104
Bewith, Inc.	1,000	10,242
Bic Camera, Inc.	10,100	112,763
BIPROGY, Inc.	1,900	54,672
Blue Zones Holdings Co. Ltd.	14,500	157,602
BML, Inc.	2,100	45,931
Bookoff Group Holdings Ltd.	2,500	31,498
Bourbon Corp.	200	3,659
Broadleaf Co. Ltd.	8,500	49,991
BRONCO BILLY Co. Ltd.	1,300	34,427
Buffalo, Inc.	1,600	23,349
Bunka Shutter Co. Ltd.	3,800	44,690
Bushiroad, Inc.(2)	5,400	8,676
Business Brain Showa-Ota, Inc.	600	3,900
Business Engineering Corp.	3,600	23,747
BuySell Technologies Co. Ltd.	4,200	107,733
C Uyemura & Co. Ltd.	800	117,142
CAC Holdings Corp.	800	9,034
Calbee, Inc.	10,700	194,860
Carlit Co. Ltd.(2)	2,800	42,877
Casio Computer Co. Ltd.	100	1,123
Cawachi Ltd.	1,600	32,959
CCI Group, Inc.	31,300	204,054
Celsys, Inc.(2)	2,100	21,256
Central Automotive Products Ltd.	5,200	68,298
Central Glass Co. Ltd.	2,500	64,327
Central Security Patrols Co. Ltd.	200	3,264
Central Sports Co. Ltd.	100	1,446
Ceres, Inc.	900	10,151
Charm Care Corp. KK	1,300	11,343
Chiba Kogyo Bank Ltd.	5,100	73,001
Chikaranomoto Holdings Co. Ltd.(2)	800	7,464
Chino Corp.	1,800	19,625
Chiyoda Co. Ltd.	3,200	19,695
Chiyoda Corp.(1)(2)	23,300	109,945
Chiyoda Integre Co. Ltd.	200	3,969
Chofu Seisakusho Co. Ltd.	2,200	27,771
Chori Co. Ltd.	1,300	33,436
Chubu Shiryo Co. Ltd.	2,600	27,753
Chubu Steel Plate Co. Ltd.(2)	1,400	18,401
Chudenko Corp.	1,900	58,033
Chuetsu Pulp & Paper Co. Ltd.	100	1,278
Chugai Ro Co. Ltd.	500	13,491
Chugin Financial Group, Inc.	22,500	422,545
Chugoku Electric Power Co., Inc.	40,500	222,490
Chugoku Marine Paints Ltd.	2,800	59,062
Chuo Spring Co. Ltd.(2)	1,400	35,907
Chuo Warehouse Co. Ltd.	1,700	18,768
Citizen Watch Co. Ltd.	24,700	359,121

CKD Corp.	5,200	213,517
CK-San-Etsu Co. Ltd.	100	3,043
Cleanup Corp.	500	2,972
CMK Corp.	9,700	46,696
Coca-Cola Bottlers Japan Holdings, Inc.	16,300	361,731
COLOPL, Inc.	9,400	23,540
Colowide Co. Ltd.	12,200	136,979
Computer Engineering & Consulting Ltd.	2,400	30,724
Computer Institute of Japan Ltd.	4,100	12,609
Comture Corp.	1,500	12,564
Copro-Holdings Co. Ltd.	1,800	8,525
Core Concept Technologies, Inc.	500	4,492
Corona Corp.	300	1,727
Cosel Co. Ltd.	2,200	21,604
Cosmo Energy Holdings Co. Ltd.	13,900	326,310
Cosmos Pharmaceutical Corp.	3,000	113,126
Cover Corp.(1)(2)	3,600	36,171
Create Restaurants Holdings, Inc.(2)	29,700	131,557
Create SD Holdings Co. Ltd.	3,500	70,468
Creek & River Co. Ltd.	500	3,995
Cresco Ltd.	3,000	28,756
Cross Cat Co. Ltd.	200	1,154
CrowdWorks, Inc.(1)	400	1,547
CTI Engineering Co. Ltd.	1,500	25,350
CTS Co. Ltd.	500	2,593
CUC, Inc.(1)	500	2,553
Curves Holdings Co. Ltd.	5,600	29,987
Cybertrust Japan Co. Ltd.	400	2,818
Cybozu, Inc.(2)	2,000	32,070
Dai Nippon Toryo Co. Ltd.	2,500	20,211
Daicel Corp.	22,900	191,489
Dai-Dan Co. Ltd.	12,200	202,348
Daido Metal Co. Ltd.	3,200	21,836
Daido Steel Co. Ltd.	12,100	158,074
Daiei Kankyo Co. Ltd.	2,900	71,697
Daihatsu Infinearth Mfg Co. Ltd.	1,500	27,878
Daihen Corp.	1,200	119,208
Daiho Corp.	2,000	9,302
Dai-Ichi Cutter Kogyo KK	200	1,738
Daiichi Jitsugyo Co. Ltd.	400	7,820
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	300	4,308
Daiichikosho Co. Ltd.	9,400	96,287
Daiki Aluminium Industry Co. Ltd.	3,500	42,256
Daikoku Denki Co. Ltd.	700	9,274
Daikokutenbussan Co. Ltd.	400	10,680
Daikyonishikawa Corp.	4,500	30,855
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,400	42,319
Daio Paper Corp.	11,800	70,233
Daiseki Co. Ltd.	4,500	114,020
Daishi Hokuetsu Financial Group, Inc.	31,000	393,711
Daishinku Corp.	900	5,752
Daisue Construction Co. Ltd.	500	10,147
Daito Pharmaceutical Co. Ltd.	2,820	21,287
Daitron Co. Ltd.	1,200	26,863
Daiwa Industries Ltd.	3,100	34,195

DCM Holdings Co. Ltd.	13,000	119,255
Demae-Can Co. Ltd.(1)	400	299
DeNA Co. Ltd.	10,000	167,245
Denka Co. Ltd.	5,400	151,604
Dentsu Soken, Inc.	2,100	27,777
Denyo Co. Ltd.	1,500	33,623
Dexerials Corp.	21,400	541,495
DIC Corp.	9,700	293,770
Digital Arts, Inc.	700	17,523
Digital Hearts Holdings Co. Ltd.	300	1,401
Digital Information Technologies Corp.	1,400	7,604
Dip Corp.(2)	3,500	38,476
DKK Co. Ltd.	600	13,219
DKS Co. Ltd.	900	64,072
DMG Mori Co. Ltd.	13,700	295,640
Doshisha Co. Ltd.	2,900	53,876
Double Standard, Inc.	200	1,507
Doutor Nichires Holdings Co. Ltd.	3,800	63,529
DTS Corp.	14,400	90,264
Duskin Co. Ltd.	5,000	125,978
DyDo Group Holdings, Inc.(2)	2,300	38,743
Dynapac Co. Ltd.	100	1,276
Eagle Industry Co. Ltd.	2,400	42,618
Earth Corp.	1,600	47,190
EAT&HOLDINGS Co. Ltd.	100	1,249
Ebara Foods Industry, Inc.	100	1,499
Ebase Co. Ltd.	500	1,224
Eco's Co. Ltd.	100	1,422
EDION Corp.	8,300	123,455
eGuarantee, Inc.	4,400	47,075
Ehime Bank Ltd.	4,100	49,760
Eiken Chemical Co. Ltd.	200	3,725
Eizo Corp.	3,000	49,665
EJ Holdings, Inc.	300	3,070
Elan Corp.	100	434
Elecom Co. Ltd.	3,000	32,030
Electric Power Development Co. Ltd.	15,200	383,212
EM Systems Co. Ltd.	3,500	10,964
Endo Lighting Corp.	800	12,784
Enigmo, Inc.	200	455
Enplas Corp.	800	60,558
Enshu Truck Co. Ltd.	100	2,046
Envipro Holdings, Inc.	1,800	9,070
eRex Co. Ltd.	2,800	14,275
ERI Holdings Co. Ltd.	900	7,019
ES-Con Japan Ltd.	200	1,380
ESPEC Corp.	2,000	49,764
Eternal Hospitality Group Co. Ltd.	1,100	19,493
eWeLL Co. Ltd.	400	4,754
ExaWizards, Inc.(1)	8,700	65,774
Exedy Corp.	3,600	141,006
EXEO Group, Inc.	22,300	397,633
FaithNetwork Co. Ltd.	1,200	5,485
FALCO HOLDINGS Co. Ltd.	200	3,220
FCC Co. Ltd.	5,500	120,029

f-code, Inc.(1)	400	3,938
Feed One Co. Ltd.	3,300	24,838
Ferrotec Corp.	3,800	206,855
FFRI Security, Inc.	400	14,746
Fibergate, Inc.	300	1,309
FIDEA Holdings Co. Ltd.	1,700	20,746
Financial Partners Group Co. Ltd.	3,700	36,394
FINDEX, Inc.	300	1,442
Fintech Global, Inc.	14,600	11,836
First Bank of Toyama Ltd.	8,600	135,135
First Juken Co. Ltd.	200	1,319
Fit Easy, Inc.	900	12,733
Fixstars Corp.(2)	1,600	27,291
FJ Next Holdings Co. Ltd.	1,700	19,905
Food & Life Cos. Ltd.	500	34,067
Forval Corp.	200	1,316
Foster Electric Co. Ltd.	2,200	39,372
FP Corp.	4,000	60,012
FP Partner, Inc.	1,100	14,818
France Bed Holdings Co. Ltd.	100	771
Freebit Co. Ltd.	800	7,196
Fronteo, Inc.(1)	1,700	6,371
Fuji Co. Ltd.(2)	4,200	52,684
Fuji Corp. Ltd.	500	2,341
Fuji Kyuko Co. Ltd.	2,800	35,938
Fuji Media Holdings, Inc.	4,600	108,905
Fuji Oil Co. Ltd.	800	17,614
Fuji Pharma Co. Ltd.	2,300	33,767
Fuji Seal International, Inc.	4,200	69,669
Fujibo Holdings, Inc.	4,000	100,008
Fujicco Co. Ltd.	1,000	9,409
Fujii Sangyo Corp.	100	2,481
Fujikura Composites, Inc.(2)	1,900	29,483
Fujikura Kasei Co. Ltd.	3,600	23,171
Fujimi, Inc.	3,300	81,884
Fujishoji Co. Ltd.	100	624
Fujita Kanko, Inc.	3,700	43,448
Fujiya Co. Ltd.(2)	600	8,838
FuKoKu Co. Ltd.	700	7,827
Fukuda Corp.	800	37,514
Fukuda Denshi Co. Ltd.	2,300	168,596
Fukui Bank Ltd.	2,900	83,675
Fukui Computer Holdings, Inc.	700	13,622
Fukuyama Transporting Co. Ltd.	1,900	81,902
FULLCAST Holdings Co. Ltd.	1,500	14,520
Fumakilla Ltd.	200	1,454
Funai Soken Holdings, Inc.	4,600	31,062
Furukawa Co. Ltd.	2,500	62,427
Furuno Electric Co. Ltd.(2)	2,100	79,149
Furuya Metal Co. Ltd.	2,400	132,007
Furyu Corp.	2,300	19,232
Fuso Chemical Co. Ltd.	4,500	120,397
Fuso Pharmaceutical Industries Ltd.	100	1,279
Futaba Corp.	2,400	9,786
Futaba Industrial Co. Ltd.	7,500	47,806

Future Corp.	3,000	30,040
Fuyo General Lease Co. Ltd.	7,100	186,873
G-7 Holdings, Inc.	400	3,460
GA Technologies Co. Ltd.	2,000	19,583
Gakken Holdings Co. Ltd.	3,000	18,080
Gakkyusha Co. Ltd.	100	1,588
Gakujo Co. Ltd.	200	2,006
Galilei Co. Ltd.	2,400	51,818
GENDA, Inc.(1)(2)	12,700	48,901
Geniee, Inc.(1)	700	4,343
Genki Global Dining Concepts Corp.(2)	700	12,284
Genky DrugStores Co. Ltd.	1,700	35,944
GENOVA, Inc.	200	732
Geo Holdings Corp.	3,400	45,275
Gift Holdings, Inc.	1,500	38,728
giftee, Inc.	2,600	18,729
Giken Ltd.	1,400	15,843
Global Security Experts, Inc.	400	8,647
GLOBERIDE, Inc.	1,100	18,077
Glory Ltd.	3,600	92,193
GLtechno Holdings, Inc.(2)	310	13,107
GMO Financial Holdings, Inc.	4,700	33,987
GMO internet group, Inc.	4,600	94,842
GMO Payment Gateway, Inc.	2,800	154,272
GMS Group Co. Ltd.	400	917
Godo Steel Ltd.(2)	1,300	22,406
Goldcrest Co. Ltd.	600	13,461
Good Com Asset Co. Ltd.(2)	1,200	10,365
Grandy House Corp.	300	970
GREE Holdings, Inc.	8,100	21,251
Greens Co. Ltd.	1,300	16,645
grems, Inc.	1,200	17,863
GS Yuasa Corp.	11,300	464,788
GSI Creos Corp.	1,200	17,519
G-Tekt Corp.	3,800	52,769
Gun-Ei Chemical Industry Co. Ltd.	600	16,922
Gunma Bank Ltd.	21,300	302,604
Gunze Ltd.	3,600	84,159
H.U. Group Holdings, Inc.	5,500	107,591
H2O Retailing Corp.	12,300	192,797
Hachijuni Nagano Bank Ltd.	3,900	56,949
Hagihara Industries, Inc.	1,300	13,482
Hagoromo Foods Corp.	100	2,171
Hakuhodo DY Holdings, Inc.	21,800	153,047
Hakuto Co. Ltd.	1,200	34,240
Halows Co. Ltd.	1,100	26,412
Hamakyorex Co. Ltd.	7,300	86,804
Hanwa Co. Ltd.	15,600	185,437
Happinet Corp.	3,000	52,252
Harima Chemicals Group, Inc.	300	1,966
Hashimoto Sogyo Holdings Co. Ltd.	200	1,706
Hazama Ando Corp.	14,000	158,151
HEALIOS KK(1)	4,400	9,252
Heiwa Corp.	5,200	63,368
Heiwado Co. Ltd.	3,200	50,120

Helios Techno Holding Co. Ltd.	600	3,695
Hennge KK(2)	1,400	9,742
Hibino Corp.	100	1,785
Hibiya Engineering Ltd.	3,500	68,258
Hiday Hidaka Corp.	2,000	33,274
HI-LEX Corp.	3,000	46,662
Hioki EE Corp.	800	61,202
Hirakawa Hewtech Corp.	1,470	34,936
Hirano Tecseed Co. Ltd.	200	2,518
Hirata Corp.	2,500	44,998
Hirogin Holdings, Inc.	35,400	448,524
Hirose Tusyo, Inc.	100	2,387
Hiroshima Electric Railway Co. Ltd.	300	1,166
HIS Co. Ltd.	4,400	28,910
Hisaka Works Ltd.	1,100	9,658
Hochiki Corp.	6,200	76,834
Hoden Seimitsu Kako Kenkyusho Co. Ltd.	400	6,883
Hodogaya Chemical Co. Ltd.	1,600	24,218
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,686
Hokkaido Electric Power Co., Inc.	24,600	143,979
Hokkan Holdings Ltd.	200	2,813
Hokko Chemical Industry Co. Ltd.	1,600	17,897
Hokuetsu Corp.	11,600	66,518
Hokuhoku Financial Group, Inc.	12,600	511,454
Hokuriku Electric Power Co.	21,400	112,086
Hokuriku Electrical Construction Co. Ltd.	100	1,069
Hokuryo Co. Ltd.	600	7,719
Hokuto Corp.	2,400	27,397
H-One Co. Ltd.	2,400	26,935
Honeys Holdings Co. Ltd.	2,100	18,848
Horiba Ltd.	500	82,305
Hosiden Corp.	4,300	73,347
Hotland Holdings Co. Ltd.	1,600	16,065
House Foods Group, Inc.	7,900	169,373
Howa Machinery Ltd.	1,500	16,786
HS Holdings Co. Ltd.	2,100	14,792
Human Technologies, Inc.	400	3,391
Hyakugo Bank Ltd.	34,000	407,712
Hyakujushi Bank Ltd.	15,000	234,410
IBJ, Inc.	1,200	6,204
Ichigo, Inc.	23,800	67,334
Ichikoh Industries Ltd.	300	1,026
Ichinen Holdings Co. Ltd.	500	6,709
Ichiyoshi Securities Co. Ltd.	3,800	30,896
Icom, Inc.	100	1,958
IDEA Consultants, Inc.	500	9,894
Idec Corp.	3,600	78,310
IDOM, Inc.	3,000	25,435
Iida Group Holdings Co. Ltd.	17,700	236,709
Iino Kaiun Kaisha Ltd.	9,600	94,764
IKK Holdings, Inc.	300	1,508
I'll, Inc.	800	12,841
Imuraya Group Co. Ltd.	200	2,805
IMV Corp.	1,100	17,675
Inaba Denki Sangyo Co. Ltd.	11,600	202,361

Inaba Seisakusho Co. Ltd.	200	2,166
Inabata & Co. Ltd.	5,400	129,687
Ines Corp.	400	5,258
Infomart Corp.	1,200	2,969
Information Planning Co.	500	3,063
INFRONEER Holdings, Inc.	23,800	365,258
Innotech Corp.	1,600	42,163
Insource Co. Ltd.	3,600	13,825
Integral Corp.	800	17,319
Internet Initiative Japan, Inc.	12,800	249,101
Intloop, Inc.(1)	200	2,172
Inui Global Logistics Co. Ltd.(2)	2,000	20,303
Iriso Electronics Co. Ltd.	1,700	34,383
ISB Corp.	100	1,447
Ise Chemicals Corp.(2)	2,800	73,522
Iseki & Co. Ltd.(2)	1,600	17,271
Ishihara Chemical Co. Ltd.	200	3,362
Ishihara Sangyo Kaisha Ltd.	4,100	85,705
Istyle, Inc.(2)	9,200	21,475
Itfor, Inc.	1,400	14,631
Ito En Ltd.	6,500	122,539
Ito En Ltd., Preference Shares	2,600	28,894
Itochu Enex Co. Ltd.	3,500	42,938
Itoham Yonekyu Holdings, Inc.	3,460	106,600
Itoki Corp.	3,200	51,515
IwaiCosmo Holdings, Inc.	2,600	63,179
Iwatani Corp.	25,500	322,688
Iwatsuka Confectionery Co. Ltd.	100	1,906
Iyogin Holdings, Inc.	9,000	172,715
Izumi Co. Ltd.	15,400	86,681
J Front Retailing Co. Ltd.	33,300	454,186
J Trust Co. Ltd.	12,100	57,814
JAC Recruitment Co. Ltd.	9,900	52,670
Jaccs Co. Ltd.	3,100	67,924
Jade Group, Inc.(2)	300	3,141
JAFCO Group Co. Ltd.(2)	4,800	67,953
JALCO Holdings, Inc.	100	205
Japan Airport Terminal Co. Ltd.	4,900	148,550
Japan Aviation Electronics Industry Ltd.	4,800	76,078
Japan Business Systems, Inc.(2)	1,800	19,094
Japan Cash Machine Co. Ltd.	1,200	7,359
Japan Communications, Inc.(1)(2)	12,300	8,726
Japan Electronic Materials Corp.	1,400	67,854
Japan Elevator Service Holdings Co. Ltd.	19,200	211,328
Japan Engine Corp.	200	10,828
Japan Eyewear Holdings Co. Ltd.	2,000	26,276
Japan Investment Adviser Co. Ltd.(2)	3,300	42,985
Japan Lifeline Co. Ltd.	5,700	47,487
Japan Material Co. Ltd.	6,800	87,431
Japan Petroleum Exploration Co. Ltd.	25,300	284,337
Japan Property Management Center Co. Ltd.	300	2,503
Japan Pulp & Paper Co. Ltd.	10,400	75,909
Japan Securities Finance Co. Ltd.	300	4,308
Japan System Techniques Co. Ltd.	1,900	19,839
Japan Transcity Corp.	2,600	18,703

Japan Wool Textile Co. Ltd.	5,200	57,271
JBCC Holdings, Inc.	5,500	41,041
JCU Corp.	2,900	133,581
JDC Corp.	4,900	16,653
Jeol Ltd.	3,100	138,407
JFE Systems, Inc.	200	2,383
JGC Holdings Corp.	14,500	247,421
JINS Holdings, Inc.	700	36,292
JINUSHI Co. Ltd.	100	1,815
JK Holdings Co. Ltd.	300	2,492
J-Lease Co. Ltd.	1,400	11,635
JM Holdings Co. Ltd.	2,700	21,543
JMDC, Inc.	100	1,781
J-Oil Mills, Inc.	2,400	29,769
Joshin Corp.	3,400	65,517
Joyful Honda Co. Ltd.	6,900	96,708
JP-Holdings, Inc.	5,200	19,859
JRC Co. Ltd.	500	4,212
JSB Co. Ltd.	700	29,414
JSP Corp.	2,200	35,652
JTEKT Corp.	30,800	418,560
Juki Corp.	100	364
Juroku Financial Group, Inc.	25,200	335,218
Justsystems Corp.	1,600	41,080
JVCKenwood Corp.	20,100	140,238
Kadoya Sesame Mills, Inc.	300	2,804
Kaga Electronics Co. Ltd.	3,900	108,334
Kagome Co. Ltd.	10,000	161,515
Kakaku.com, Inc.	10,800	226,571
Kaken Pharmaceutical Co. Ltd.	200	4,995
Kamakura Shinsho Ltd.	3,200	9,221
Kameda Seika Co. Ltd.	600	4,629
Kamei Corp.	1,900	42,985
Kamigumi Co. Ltd.	4,500	133,915
Kanaden Corp.	300	4,992
Kanadevia Corp.	19,300	167,956
Kanagawa Chuo Kotsu Co. Ltd.	100	2,085
Kanamic Network Co. Ltd.	600	1,883
Kanamoto Co. Ltd.	3,100	96,773
Kandenko Co. Ltd.	3,900	159,381
Kaneka Corp.	3,100	107,342
Kaneko Seeds Co. Ltd.	200	1,752
Kanematsu Corp.	13,200	178,691
Kanemi Co. Ltd.	100	2,490
Kanro, Inc.	2,900	20,042
Kansai Paint Co. Ltd.(2)	12,700	195,373
Kanto Denka Kogyo Co. Ltd.	2,500	56,853
Kappa Create Co. Ltd.(1)	2,700	24,231
Kato Sangyo Co. Ltd.	2,600	95,486
Kato Works Co. Ltd.	100	769
Kawada Technologies, Inc.	5,000	38,183
Kawai Musical Instruments Manufacturing Co. Ltd.	100	2,071
KeePer Technical Laboratory Co. Ltd.(2)	700	11,475
Keihan Holdings Co. Ltd.	10,100	202,797
Keihanshin Building Co. Ltd.	3,900	51,868

Keikyu Corp.	15,400	145,862
Keio Corp.	67,200	311,065
Keisei Electric Railway Co. Ltd.	42,300	289,633
KEIWA, Inc.	300	2,414
Keiyo Bank Ltd.	14,300	232,070
Kenko Mayonnaise Co. Ltd.	200	2,432
Kewpie Corp.	91	2,298
Key Coffee, Inc.	2,000	24,314
KH Neochem Co. Ltd.	3,900	67,915
Kibun Foods, Inc.	300	1,951
Kidswell Bio Corp.(1)(2)	200	196
Kimura Kohki Co. Ltd.	100	6,654
Kinjiro Co. Ltd.	500	1,767
Kissei Pharmaceutical Co. Ltd.	3,400	82,961
Kita-Nippon Bank Ltd.	700	23,915
Kitanotatsujin Corp.	4,000	3,135
Kitazato Corp.	1,500	11,441
Kitoku Shinryo Co. Ltd.	700	7,799
Kitz Corp.	9,800	137,514
Kiyo Bank Ltd.	8,800	234,528
KNT-CT Holdings Co. Ltd.	700	8,706
Koa Corp.	4,000	69,499
Koatsu Gas Kogyo Co. Ltd.	600	4,148
Kobe Electric Railway Co. Ltd.	100	1,482
Kodensha Co. Ltd.	400	28,805
Kohnan Shoji Co. Ltd.	2,800	71,575
Kohoku Kogyo Co. Ltd.	1,600	59,616
Kojima Co. Ltd.	3,800	33,101
Komatsu Matere Co. Ltd.	500	2,209
Komatsu Wall Industry Co. Ltd.	1,000	15,455
KOMEDA Holdings Co. Ltd.	1,300	23,028
Komeri Co. Ltd.	3,800	82,626
Komori Corp.	3,200	29,679
Kondotec, Inc.	400	3,605
Konica Minolta, Inc.	69,000	263,867
Konishi Co. Ltd.	6,300	54,322
Konoike Transport Co. Ltd.	2,500	42,667
Konoshima Chemical Co. Ltd.	1,100	13,317
Kosaido Holdings Co. Ltd.(2)	6,500	24,198
Koshidaka Holdings Co. Ltd.(2)	5,700	34,143
Kotobuki Spirits Co. Ltd.	13,700	179,331
Kourakuen Corp.	300	2,017
KPP Group Holdings Co. Ltd.	4,600	29,191
KRS Corp.	1,500	29,919
K's Holdings Corp.	15,800	208,146
KU Holdings Co. Ltd.	300	2,187
kubell Co. Ltd.(1)	900	1,636
Kumagai Gumi Co. Ltd.	7,600	68,029
Kumiai Chemical Industry Co. Ltd.	10,600	50,945
Kura Sushi, Inc.(2)	6,000	61,776
Kurabo Industries Ltd.	1,300	83,886
Kuraray Co. Ltd.	39,100	402,312
Kureha Corp.	3,900	95,582
Kurimoto Ltd.	2,500	21,435
Kuriyama Holdings Corp.	400	3,954

Kusuri No. Aoki Holdings Co. Ltd.	3,800	82,797
KYB Corp.	2,800	71,094
Kyodo Printing Co. Ltd.	2,600	25,221
Kyoei Steel Ltd.	2,500	28,499
Kyokuto Boeki Kaisha Ltd.	200	2,249
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,900	53,789
Kyokuto Securities Co. Ltd.	2,900	28,537
Kyokuyo Co. Ltd.	1,500	41,704
Kyorin Pharmaceutical Co. Ltd.	5,300	42,102
Kyosan Electric Manufacturing Co. Ltd.	5,200	24,594
Kyowa Leather Cloth Co. Ltd.	300	1,659
Kyushu Financial Group, Inc.	40,100	348,407
Kyushu Leasing Service Co. Ltd.	200	1,789
Kyushu Railway Co.	13,500	298,340
Lacto Japan Co. Ltd.	1,000	20,114
LEC, Inc.	2,900	16,509
Leopalace21 Corp.	20,300	79,365
Life Corp.	5,600	86,621
Lifedrink Co., Inc.	3,200	34,641
LIFULL Co. Ltd.	10,600	12,901
LIKE, Inc.	100	938
Link & Motivation, Inc.	5,700	20,166
Lintec Corp.	5,200	187,506
Lion Corp.	30,400	308,822
LITALICO, Inc.	3,100	30,997
Lixil Corp.	31,300	331,085
Look Holdings, Inc.	100	1,642
Luckland Co. Ltd.	1,100	9,043
M&A Capital Partners Co. Ltd.	2,200	47,528
Mabuchi Motor Co. Ltd.	20,000	194,688
Macbee Planet, Inc.	500	3,612
Macnica Holdings, Inc.	14,800	288,983
Maeda Kosen Co. Ltd.	4,700	54,102
Maezawa Industries, Inc.(1)	1,100	11,707
Maezawa Kasei Industries Co. Ltd.(1)	900	10,884
Maezawa Kyuso Industries Co. Ltd.	300	2,673
Makino Milling Machine Co. Ltd.	500	41,560
Mamiya-Op Co. Ltd.	200	1,369
Mammy Mart Holdings Corp.	500	3,178
Mani, Inc.	9,200	101,140
MarkLines Co. Ltd.	200	1,641
Mars Group Holdings Corp.	1,300	24,441
Marubun Corp.	1,300	14,037
Maruchiyo Yamaokaya Corp.	1,600	31,851
Marudai Food Co. Ltd.	2,200	31,553
Marui Group Co. Ltd.	20,500	351,334
Maruichi Steel Tube Ltd.	21,200	240,257
Marumae Co. Ltd.(2)	2,600	35,033
Marusan Securities Co. Ltd.	7,300	47,558
Maruwa Co. Ltd.	700	326,639
Maruzen CHI Holdings Co. Ltd.	500	1,115
Maruzen Showa Unyu Co. Ltd.	1,400	67,400
Marvelous, Inc.	500	1,441
Matsui Securities Co. Ltd.	14,300	87,294
Matsuoka Corp.	100	1,479

Matsuyafoods Holdings Co. Ltd.	700	21,018
Max Co. Ltd.	7,600	78,905
Maxell Ltd.	4,400	53,681
Maxvalu Tokai Co. Ltd.	200	4,182
MEC Co. Ltd.	1,700	114,386
Media Do Co. Ltd.	200	1,621
Medikit Co. Ltd.	100	1,798
Medipal Holdings Corp.	23,900	412,178
Medley, Inc.(1)	1,900	26,374
Megachips Corp.	1,100	85,223
Megmilk Snow Brand Co. Ltd.	5,400	118,304
Meidensha Corp.	5,200	328,292
Meiji Shipping Group Co. Ltd.	200	1,394
Meiko Construction Co. Ltd.	200	2,315
Meiko Electronics Co. Ltd.	1,900	459,026
Meisei Industrial Co. Ltd.	2,200	23,970
MEITEC Group Holdings, Inc.	5,100	96,554
Meito Co. Ltd.	1,300	24,477
Meiwa Corp.	2,400	13,259
Meiwa Estate Co. Ltd.	200	1,006
Menicon Co. Ltd.	8,600	87,546
Mercari, Inc.(1)	14,800	393,361
METAWATER Co. Ltd.	3,300	73,641
MicroAd, Inc.(1)	2,100	7,411
Micronics Japan Co. Ltd.	2,400	221,500
Midac Holdings Co. Ltd.	400	5,326
Mie Kotsu Group Holdings, Inc.	1,000	3,259
Milbon Co. Ltd.	2,300	38,274
MIMAKI ENGINEERING Co. Ltd.	1,300	14,929
Mirai Industry Co. Ltd.	100	1,962
Miraial Co. Ltd.	100	1,013
Mirait One Corp.	10,100	248,908
Mirarth Holdings, Inc.	10,100	26,233
Miroku Jyoho Service Co. Ltd.	400	4,254
Mitachi Co. Ltd.	700	7,949
Mitani Sangyo Co. Ltd.	600	2,500
Mito Securities Co. Ltd.	6,500	25,788
Mitsuba Corp.	5,100	43,285
Mitsubishi Kakoki Kaisha Ltd.	2,500	56,409
Mitsubishi Materials Corp.	13,100	424,335
Mitsubishi Motors Corp.(2)	61,400	143,126
Mitsubishi Paper Mills Ltd.	3,400	23,464
Mitsubishi Pencil Co. Ltd.	4,700	77,490
Mitsubishi Research Institute, Inc.	900	25,612
Mitsubishi Steel Manufacturing Co. Ltd.	1,500	20,310
Mitsuboshi Belting Ltd.	3,000	74,149
Mitsui DM Sugar Co. Ltd.	1,600	32,613
Mitsui E&S Co. Ltd.	11,800	329,824
Mitsui High-Tec, Inc.	11,900	76,363
Mitsui Kinzoku Co. Ltd.	3,100	1,004,981
Mitsui Matsushima Holdings Co. Ltd.(2)	500	4,585
Mitsui-Soko Holdings Co. Ltd.	4,400	106,366
Mitsuuroko Group Holdings Co. Ltd.	2,900	32,020
Miura Co. Ltd.	10,600	213,847
MIXI, Inc.	2,800	46,463

Miyaji Engineering Group, Inc.	1,800	16,785
Miyazaki Bank Ltd.	10,700	124,802
Miyoshi Oil & Fat Co. Ltd.	1,000	12,169
Mizuho Leasing Co. Ltd.	19,200	156,866
Mizuho Medy Co. Ltd.	1,100	11,952
Mizuno Corp.	3,400	69,962
Mochida Pharmaceutical Co. Ltd.	2,700	58,461
Modec, Inc.	3,300	208,213
Monex Group, Inc.	19,900	81,146
Monogatari Corp.	4,300	135,684
Morinaga & Co. Ltd.	8,600	134,322
Morinaga Milk Industry Co. Ltd.	9,300	283,637
Moriroku Co. Ltd.	800	11,939
Morita Holdings Corp.	3,100	47,883
Morito Co. Ltd.	400	4,391
Moriya Transportation Engineering & Manufacturing Co. Ltd.(2)	800	10,518
Morozoff Ltd.	800	7,486
Mory Industries, Inc.	500	3,033
MOS Food Services, Inc.	3,100	69,667
MrMax Holdings Ltd.	500	2,227
MTG Co. Ltd.	1,800	84,731
Mugen Estate Co. Ltd.	100	1,096
m-up Holdings, Inc.	4,800	18,962
Musashi Seimitsu Industry Co. Ltd.	6,100	362,034
Musashino Bank Ltd.	13,200	200,902
Muto Seiko Co.	100	1,432
Nabtesco Corp.	5,900	204,001
Nachi-Fujikoshi Corp.	1,600	58,174
Nafco Co. Ltd.	300	3,962
Nagano Keiki Co. Ltd.	1,400	28,841
Nagase & Co. Ltd.	24,000	169,384
Nagase Brothers, Inc.(2)	200	2,865
Nagoya Railroad Co. Ltd.	19,700	222,362
Nakamuraya Co. Ltd.	100	1,936
Nakanishi, Inc.	9,400	179,917
Nakano Corp.	800	6,602
Nakayama Steel Works Ltd.	5,000	20,390
Namura Shipbuilding Co. Ltd.	5,000	117,178
NANKAI Co. Ltd.	12,000	210,174
Nanto Bank Ltd.	19,700	208,698
Nareru Group, Inc.	200	2,722
NCD Co. Ltd./Shinagawa	800	12,145
NEC Capital Solutions Ltd.	500	12,465
Needs Well, Inc.	1,300	3,343
NEOJAPAN, Inc.	100	979
Net Protections Holdings, Inc.(1)	4,800	10,789
Neturen Co. Ltd.(2)	3,100	25,467
New Art Holdings Co. Ltd.	220	1,882
New Cosmos Electric Co. Ltd.	100	3,031
Nextage Co. Ltd.	6,500	144,212
NexTone, Inc.	200	1,688
NH Foods Ltd.	10,400	397,825
Nicca Chemical Co. Ltd.	200	2,204
Nice Corp.	100	1,162
Nichiban Co. Ltd.	200	2,292

Nichicon Corp.	4,800	113,418
Nichiden Corp.	300	4,756
Nichiha Corp.	2,600	48,529
Nichimo Co. Ltd.	100	1,367
Nichirei Corp.	24,100	276,034
Nichireki Group Co. Ltd.	500	6,302
Nichirin Co. Ltd.	200	5,230
Nifco, Inc.	10,400	295,046
Nihon Dempa Kogyo Co. Ltd.	1,500	30,088
Nihon Dengi Co. Ltd.	6,600	101,404
Nihon Denkei Co. Ltd.	100	1,593
Nihon Flush Co. Ltd.	400	1,821
Nihon Kohden Corp.	14,700	133,425
Nihon M&A Center Holdings, Inc.	32,600	133,567
Nihon Nohyaku Co. Ltd.(2)	3,600	23,904
Nihon Parkerizing Co. Ltd.	9,500	88,964
Nihon Tokushu Toryo Co. Ltd.	900	13,355
Nihon Trim Co. Ltd.	100	2,684
Nihon Yamamura Glass Co. Ltd.	1,100	17,647
Nikkiso Co. Ltd.	7,100	138,157
Nikko Co. Ltd.	600	3,218
Nippi, Inc.	200	14,785
Nippn Corp.	7,500	125,270
Nippon Air Conditioning Services Co. Ltd.	3,300	32,637
Nippon Aqua Co. Ltd.	100	447
Nippon Avionics Co. Ltd.(2)	700	25,565
Nippon Beet Sugar Manufacturing Co. Ltd.	700	18,809
Nippon Carbide Industries Co., Inc.	1,200	24,163
Nippon Carbon Co. Ltd.	500	14,875
Nippon Ceramic Co. Ltd.	1,100	27,489
Nippon Chemical Industrial Co. Ltd.	800	24,423
Nippon Chemi-Con Corp.(2)	1,500	47,784
Nippon Coke & Engineering Co. Ltd.(1)(2)	13,700	8,424
Nippon Concrete Industries Co. Ltd.	400	821
Nippon Denko Co. Ltd.	14,000	48,095
Nippon Dry-Chemical Co. Ltd.	2,000	46,946
Nippon Electric Glass Co. Ltd.	9,900	405,730
Nippon Fine Chemical Co. Ltd.	200	3,088
Nippon Gas Co. Ltd.	12,100	210,006
Nippon Kayaku Co. Ltd.	17,200	229,979
Nippon Kodoshi Corp.(2)	1,200	54,431
Nippon Light Metal Holdings Co. Ltd.	8,200	163,145
Nippon Paper Industries Co. Ltd.	14,800	117,045
Nippon Parking Development Co. Ltd.	24,300	37,373
Nippon Rietec Co. Ltd.	900	15,936
Nippon Seiki Co. Ltd.	5,700	95,179
Nippon Seisen Co. Ltd.	300	2,693
Nippon Sharyo Ltd.	1,000	20,719
Nippon Sheet Glass Co. Ltd.(1)	10,000	30,073
Nippon Shinyaku Co. Ltd.	8,100	213,438
Nippon Shokubai Co. Ltd.	10,400	134,591
Nippon Signal Co. Ltd.	4,300	42,846
Nippon Ski Resort Development Co. Ltd.	1,100	3,258
Nippon Soda Co. Ltd.	5,300	121,134
Nippon Thompson Co. Ltd.	7,200	103,045

Nippon Yakin Kogyo Co. Ltd.(2)	1,600	46,358
Nipro Corp.	21,900	236,499
Nishikawa Rubber Co. Ltd.	1,700	33,075
Nishimatsu Construction Co. Ltd.	1,700	57,839
Nishimatsuya Chain Co. Ltd.	2,100	25,715
Nishi-Nippon Financial Holdings, Inc.	18,500	458,971
Nishi-Nippon Railroad Co. Ltd.	3,400	60,080
Nishio Holdings Co. Ltd.	2,000	48,194
Nissan Shatai Co. Ltd.	4,000	27,445
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,863
Nissei ASB Machine Co. Ltd.	1,000	58,701
Nissha Co. Ltd.	2,300	23,583
Nisshin Group Holdings Co. Ltd.	600	2,418
Nisshin Oillio Group Ltd.	10,000	109,940
Nisshin Seifun Group, Inc.	26,900	331,562
Nisshinbo Holdings, Inc.	19,700	297,823
Nisso Holdings Co. Ltd.	100	363
Nissui Corp.	39,600	329,108
Nitta Corp.	1,400	51,535
NITTAN Corp.(2)	1,300	4,052
Nittetsu Mining Co. Ltd.(2)	6,900	103,940
Nitto Boseki Co. Ltd.	2,100	298,925
Nitto Fuji Flour Milling Co. Ltd.	400	4,307
Nitto Kogyo Corp.	2,500	74,122
Nitto Kohki Co. Ltd.	200	2,059
Nitto Seiko Co. Ltd.	2,800	13,858
Nittoc Construction Co. Ltd.	2,500	17,420
Nittoku Co. Ltd.	600	11,149
Noevir Holdings Co. Ltd.	1,900	52,111
Nohmi Bosai Ltd.	1,500	46,435
Nojima Corp.	23,800	214,435
NOK Corp.	9,800	177,371
Nomura Co. Ltd.	5,300	36,168
Nomura Micro Science Co. Ltd.(2)	2,900	83,432
Noritake Co. Ltd.	4,000	98,654
Noritsu Koki Co. Ltd.	3,400	45,345
Noritz Corp.(2)	4,400	62,768
North Pacific Bank Ltd.	40,800	249,857
NPR-RIKEN Corp.	3,000	72,889
NS United Kaiun Kaisha Ltd.	1,400	68,697
NSD Co. Ltd.	3,700	59,186
NSK Ltd.	41,400	324,538
NSW, Inc.	200	3,184
NTN Corp.	69,500	197,515
Oat Agrio Co. Ltd.	800	13,374
Obara Group, Inc.(2)	1,300	51,572
Ochi Holdings Co. Ltd.	200	1,774
Odakyu Electric Railway Co. Ltd.	12,300	124,825
Oenon Holdings, Inc.	800	2,463
Ogaki Kyoritsu Bank Ltd.	5,600	253,984
Ohashi Technica, Inc.	400	2,762
Ohba Co. Ltd.	200	1,442
Ohsho Food Service Corp.	3,900	66,040
OIE Sangyo Co. Ltd.	100	1,528
Oiles Corp.	1,500	24,153

Oisix ra daichi, Inc.(2)	2,000	18,540
Oita Bank Ltd.	10,500	148,709
Okabe Co. Ltd.	2,900	16,651
Okamoto Industries, Inc.	200	6,961
Okamoto Machine Tool Works Ltd.	400	13,666
Okamura Corp.	5,800	84,155
Okano Valve Manufacturing Co. Ltd.	100	10,675
Okasan Securities Group, Inc.	20,800	122,935
Oki Electric Industry Co. Ltd.	11,100	247,543
Okinawa Cellular Telephone Co.	3,800	84,682
Okinawa Electric Power Co., Inc.	2,800	15,937
Okinawa Financial Group, Inc.	2,300	89,187
OKUMA Corp.	1,400	35,816
Okumura Corp.	2,300	80,844
Okura Industrial Co. Ltd.	500	15,369
Okuwa Co. Ltd.	2,600	12,862
One Career, Inc.	400	4,862
Onoken Co. Ltd.	400	3,382
Onward Holdings Co. Ltd.	11,600	52,920
Ootoya Holdings Co. Ltd.	100	4,863
Optex Group Co. Ltd.	4,000	106,885
Optorun Co. Ltd.	2,200	50,644
Organo Corp.	1,200	120,161
Orient Corp.	9,900	55,331
Oriental Consultants Holdings Co. Ltd.	200	3,748
Oriental Shiraishi Corp.	10,700	21,836
Orion Breweries Ltd.	2,100	15,074
Osaka Organic Chemical Industry Ltd.	2,300	82,809
Osaka Steel Co. Ltd.(1)	1,400	22,798
OSAKA Titanium Technologies Co. Ltd.	500	9,173
Osaki Electric Co. Ltd.	2,400	24,906
OSG Corp.	5,400	116,096
Oval Corp.	1,100	5,395
Oyo Corp.	1,900	34,210
Pacific Metals Co. Ltd.	1,000	14,529
Pack Corp.	3,700	30,064
PAL GROUP Holdings Co. Ltd.	11,300	98,092
PALTAC Corp.	2,800	116,492
Park24 Co. Ltd.	12,500	145,576
Pasona Group, Inc.	1,300	13,160
PCA Corp.	300	2,309
Penta-Ocean Construction Co. Ltd.	39,100	435,920
People Dreams & Technologies Group Co. Ltd.	100	964
PHC Holdings Corp.	3,600	24,952
PIA Corp.	900	15,099
Pigeon Corp.(2)	15,500	181,599
PILLAR Corp.(2)	1,200	70,875
Pilot Corp.	3,400	106,152
Piolax, Inc.	1,900	18,932
PKSHA Technology, Inc.(1)	1,400	27,848
Plaid, Inc.(1)	1,100	3,919
Plus Alpha Consulting Co. Ltd.	2,800	46,047
Pluszero, Inc.(1)	200	2,111
Pola Orbis Holdings, Inc.	11,100	89,764
Polaris Holdings Co. Ltd.	300	324

Port, Inc.	1,200	16,294
PR Times Corp.	700	10,077
Premium Group Co. Ltd.	4,700	59,791
Premium Water Holdings, Inc.	100	2,132
Press Kogyo Co. Ltd.	10,400	54,655
Prestige International, Inc.	10,900	42,905
Prima Meat Packers Ltd.	2,900	43,889
Procrea Holdings, Inc.	4,400	108,093
Pronexus, Inc.	300	1,988
Pro-Ship, Inc.	1,400	14,118
PS Construction Co. Ltd.	2,100	28,812
QB Net Holdings Co. Ltd.	100	834
QPS Holdings, Inc.(1)	700	17,846
Quants Research Institute Holdings, Inc.	1,900	10,537
Quick Co. Ltd.	900	4,245
Raccoon Holdings, Inc.	1,000	4,068
Raito Kogyo Co. Ltd.	4,000	101,795
Raiznext Corp.	2,300	32,187
Rakumachi, Inc.	600	3,705
Rakus Co. Ltd.	15,400	97,650
Rasa Industries Ltd.(2)	4,700	57,906
Relo Group, Inc.	10,400	120,210
Renaissance, Inc.	300	1,868
RenetJapanGroup, Inc.(1)	600	3,087
Rengo Co. Ltd.	21,300	195,079
RENOVA, Inc.(1)	4,000	30,201
Resorttrust, Inc.	19,900	212,094
Restar Corp.	2,000	51,008
Retail Partners Co. Ltd.	3,400	26,701
Rheon Automatic Machinery Co. Ltd.	100	912
Rhythm Co. Ltd.	500	11,514
Ricoh Leasing Co. Ltd.	2,100	79,657
Rigaku Holdings Corp.(2)	11,100	195,560
Riken Keiki Co. Ltd.	4,000	91,589
Riken Technos Corp.	3,100	30,662
Riken Vitamin Co. Ltd.	2,500	44,034
Ringer Hut Co. Ltd.(2)	2,800	36,862
Rinnai Corp.	12,500	266,068
Rion Co. Ltd.	1,000	22,157
Rise Consulting Group, Inc.	1,100	2,671
Riso Kagaku Corp.	1,200	7,475
Riso Kyoiku Group Corp.	1,500	1,798
Rokko Butter Co. Ltd.	300	2,054
Rorze Corp.	13,400	330,344
Round One Corp.	23,100	130,958
Royal Holdings Co. Ltd.	8,800	70,911
RS Technologies Co. Ltd.	2,200	102,662
Ryobi Ltd.	2,100	36,170
RYODEN Corp.	700	16,662
Ryoyo Ryosan Holdings, Inc.(2)	3,300	59,592
Ryoyu Systems Co. Ltd.	200	3,716
S Foods, Inc.	2,500	42,539
S&B Foods, Inc.	1,400	49,532
Sac's Bar Holdings, Inc.	400	1,807
Sagami Holdings Corp.	3,600	37,776

Saibu Gas Holdings Co. Ltd.	1,600	22,026
Saizeriya Co. Ltd.	4,200	140,540
Sakai Chemical Industry Co. Ltd.	1,900	58,864
Sakai Moving Service Co. Ltd.	2,900	52,076
Sakata INX Corp.	5,100	75,095
Sakata Seed Corp.	3,700	95,908
Sakura Internet, Inc.	100	1,900
Sala Corp.	5,500	33,409
Samco, Inc.	700	44,125
San Holdings, Inc.	400	3,356
San ju San Financial Group, Inc.	13,500	135,432
San-A Co. Ltd.	5,700	111,093
San-Ai Obbli Co. Ltd.	6,300	83,988
Sangetsu Corp.	5,700	103,681
San-In Godo Bank Ltd.	22,100	286,834
SANIX HOLDINGS, Inc.	100	149
Sanken Electric Co. Ltd.(1)	800	45,562
Sanki Engineering Co. Ltd.	7,200	104,448
Sanko Gosei Ltd.	2,200	11,009
Sanko Metal Industrial Co. Ltd.	1,000	7,657
Sankyo Co. Ltd.	11,400	115,474
Sankyo Frontier Co. Ltd.	200	2,698
Sankyo Seiko Co. Ltd.	600	3,252
Sankyo Tateyama, Inc.	200	795
Sankyu, Inc.	5,800	326,815
Sanoh Industrial Co. Ltd.	2,000	11,282
Sansan, Inc.	6,500	68,781
Sansei Technologies, Inc.	300	5,152
Sanshin Electronics Co. Ltd.	1,200	21,181
Santec Holdings Corp.	500	78,235
Santen Pharmaceutical Co. Ltd.	32,800	394,006
Sanyo Chemical Industries Ltd.	1,600	52,572
Sanyo Electric Railway Co. Ltd.(2)	300	3,578
Sanyo Shokai Ltd.(2)	600	14,017
Sanyo Trading Co. Ltd.	600	5,955
Sapporo Holdings Ltd.	38,600	386,085
Sato Corp.	2,800	38,665
Sato Shoji Corp.	300	6,099
Sawai Group Holdings Co. Ltd.	3,200	35,119
SAXA, Inc.	900	11,098
SBI Insurance Group Co. Ltd.	200	2,869
SBI Leasing Services Co. Ltd.(2)	400	5,780
SBS Holdings, Inc.	1,800	55,240
Scroll Corp.	4,200	43,514
SEC Carbon Ltd.	200	3,205
Seibu Electric & Machinery Co. Ltd.	200	3,577
Seibu Giken Co. Ltd.	900	12,709
Seika Corp.	1,500	30,359
Seikagaku Corp.	3,400	16,523
Seikitokyu Kogyo Co. Ltd.	2,500	22,448
Seiko Electric Co. Ltd.	1,700	24,093
Seiko Group Corp.	9,000	398,776
Seikoh Giken Co. Ltd.	300	50,787
Seino Holdings Co. Ltd.	10,200	174,371
Seiren Co. Ltd.	4,900	101,385

Sekisui Jushi Corp.	2,400	31,986
Sekisui Kasei Co. Ltd.	600	2,162
Senko Group Holdings Co. Ltd.	14,600	174,722
Senshu Electric Co. Ltd.	1,800	72,308
Senshu Ikeda Holdings, Inc.	33,800	204,989
Senshukai Co. Ltd.(1)	200	152
SERAKU Co. Ltd.	400	2,916
SERENDIP HOLDINGS Co. Ltd.(1)	1,500	22,094
Seria Co. Ltd.	1,800	42,789
Seven Bank Ltd.	78,100	132,569
SFP Holdings Co. Ltd.	1,100	15,500
Sharingtechnology, Inc.	2,700	16,743
Shibaura Machine Co. Ltd.	2,200	54,595
Shibaura Mechatronics Corp.	7,000	227,103
Shibusawa Logistics Corp.	2,900	25,724
Shibuya Corp.	700	17,053
SHIFT, Inc.(1)(2)	21,400	95,046
Shiga Bank Ltd.	25,300	318,462
Shikoku Bank Ltd.	5,100	88,150
Shikoku Electric Power Co., Inc.	15,400	140,947
Shima Seiki Manufacturing Ltd.	1,900	10,952
Shimadaya Corp.	100	1,019
Shimizu Bank Ltd.	200	3,140
Shimojima Co. Ltd.	200	1,622
Shin Nippon Air Technologies Co. Ltd.	2,500	53,666
Shinagawa Refra Co. Ltd.	3,200	38,539
Shindengen Electric Manufacturing Co. Ltd.	900	20,220
Shin-Etsu Polymer Co. Ltd.	4,800	68,310
Shinko Shoji Co. Ltd.	1,900	18,795
Shinmaywa Industries Ltd.	7,200	99,526
Shinnihon Corp.	2,500	35,486
Shinnihonseiyaku Co. Ltd.	900	10,792
Shinsho Corp.	800	12,302
Shinwa Co. Ltd.	900	16,560
Ship Healthcare Holdings, Inc.	9,800	128,377
Shizuki Electric Co., Inc.(2)	1,800	14,852
Shizuoka Gas Co. Ltd.	300	2,313
SHO-BOND Holdings Co. Ltd.	10,300	82,224
Shoei Co. Ltd.	4,900	53,696
Showa Sangyo Co. Ltd.	3,000	59,899
SIGMAXYZ Holdings, Inc.	9,700	33,809
Siix Corp.	2,700	23,690
Simplex Holdings, Inc.	22,000	147,146
Sinanen Holdings Co. Ltd.	200	9,537
Sinfonia Technology Co. Ltd.	2,000	172,721
Sinko Industries Ltd.	4,500	34,643
Sintokogio Ltd.	4,300	34,554
SK-Electronics Co. Ltd.	500	9,984
SKY Perfect JSAT Corp.	600	16,812
Smaregi, Inc.	600	8,727
SMK Corp.	100	2,239
Socionext, Inc.	4,500	74,346
Soda Nikka Co. Ltd.	400	2,718
Sodick Co. Ltd.	6,200	74,382
Softcreate Holdings Corp.	300	3,057

Software Service, Inc.	100	6,528
Soken Chemical & Engineering Co. Ltd.	2,000	43,189
Soliton Systems KK	800	10,559
Solvvy, Inc.	500	5,571
Sotetsu Holdings, Inc.	4,400	67,367
Sourcenext Corp.(1)(2)	400	301
Sparx Group Co. Ltd.	2,800	37,369
SPK Corp.	400	3,137
S-Pool, Inc.	2,500	3,726
SRA Holdings	1,000	28,419
SRS Holdings Co. Ltd.	4,400	32,300
St. Marc Holdings Co. Ltd.	2,300	36,815
Stanley Electric Co. Ltd.	11,400	254,169
Startia Holdings, Inc.	300	5,623
Starts Corp., Inc.	3,800	108,237
Starzen Co. Ltd.	4,500	33,173
Stella Chemifa Corp.	1,300	56,993
STI Foods Holdings, Inc.	300	1,973
Strike Group Co. Ltd.	4,400	34,829
Subaru Enterprise Co. Ltd.	100	2,304
Sugi Holdings Co. Ltd.	12,100	209,330
Sugimoto & Co. Ltd.	400	2,927
SUMCO Corp.	37,700	945,659
Sumida Corp.	3,200	29,578
Sumitomo Bakelite Co. Ltd.	10,000	432,370
Sumitomo Heavy Industries Ltd.	11,900	389,115
Sumitomo Osaka Cement Co. Ltd.	4,300	146,769
Sumitomo Rubber Industries Ltd.	24,300	317,230
Sumitomo Seika Chemicals Co. Ltd.	5,400	45,101
Sumitomo Warehouse Co. Ltd.	3,300	80,966
Sun*, Inc.(1)	100	280
Suncall Corp.(2)	3,700	39,516
Sundrug Co. Ltd.	6,900	157,066
Sun-Wa Technos Corp.(2)	500	12,086
SUNWELS Co. Ltd.(1)	1,400	1,572
Suruga Bank Ltd.	16,200	235,991
Suzuken Co. Ltd.	7,600	252,775
Suzuki Co. Ltd.	1,500	32,279
SWCC Corp.	2,300	213,919
Synchro Food Co. Ltd.	1,300	2,727
System Research Co. Ltd.	900	9,896
System Support Holdings, Inc.	1,200	7,479
Systems Engineering Consultants Co. Ltd.	400	10,250
Systena Corp.	31,800	83,350
Syuppin Co. Ltd.	1,600	10,679
T Hasegawa Co. Ltd.	4,100	79,016
T RAD Co. Ltd.	500	46,652
Tachibana Eletech Co. Ltd.	1,400	28,119
Tachikawa Corp.	1,900	29,284
Tachi-S Co. Ltd.	4,200	59,887
Tadano Ltd.	10,400	83,368
Taihei Dengyo Kaisha Ltd.	5,900	101,693
Taiheiyo Cement Corp.	10,200	289,164
Taiho Kogyo Co. Ltd.	2,200	16,108
Taikisha Ltd.	3,100	86,824

Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,387
Taiyo Holdings Co. Ltd.	11,200	348,650
Taiyo Kagaku Co. Ltd.	200	3,190
Taiyo Yuden Co. Ltd.	14,300	1,326,850
Takachiho Koheki Co. Ltd.	900	11,463
Takamatsu Construction Group Co. Ltd.	1,900	42,825
Takamiya Co. Ltd.	500	1,225
Takaoka Toko Co. Ltd.	1,600	80,703
Takara & Co. Ltd.	1,100	20,664
Takara Holdings, Inc.	20,400	284,922
Takara Standard Co. Ltd.	3,800	70,814
Takasago International Corp.	4,000	28,181
Takashimaya Co. Ltd.	40,000	500,241
TAKEBISHI Corp.	200	3,000
Takeuchi Manufacturing Co. Ltd.	2,500	106,851
Taki Chemical Co. Ltd.	900	28,267
Takuma Co. Ltd.	4,900	104,415
Tama Home Co. Ltd.	1,800	34,638
Tamron Co. Ltd.	19,000	125,628
Tamura Corp.	7,000	47,407
Tanabe Engineering Corp.	200	2,852
Tanseisha Co. Ltd.	900	7,870
Tayca Corp.	2,100	31,483
Tazmo Co. Ltd.	600	13,902
TDC Soft, Inc.	1,800	10,533
TechMatrix Corp.	3,800	43,391
Techno Horizon Co. Ltd.	1,400	9,456
Techno Ryowa Ltd.	1,200	47,588
Technoflex Corp.	1,100	47,132
Teijin Ltd.	19,400	200,796
Teikoku Corp.	700	12,894
Teikoku Sen-I Co. Ltd.	1,100	21,695
Teikoku Tsushin Kogyo Co. Ltd.	200	3,784
Tekken Corp.	1,000	28,768
Tenpos Holdings Co. Ltd.	100	2,206
Tenryu Saw Manufacturing Co. Ltd.	100	1,563
Tential, Inc.(1)	700	15,292
Tera Probe, Inc.	500	35,530
Terasaki Electric Co. Ltd.(2)	600	12,604
TerraSky Co. Ltd.	300	3,885
Tess Holdings Co. Ltd.	2,400	15,955
Tigers Polymer Corp.	200	1,268
Timee, Inc.(1)(2)	6,100	43,751
TKC Corp.	2,500	53,871
TKP Corp.(1)	1,100	11,122
Toa Corp.	3,300	32,152
Toa Corp.	7,100	104,131
Toagosei Co. Ltd.	10,900	120,268
TOBISHIMA HOLDINGS, Inc.	2,600	32,155
Tobu Railway Co. Ltd.	13,700	239,289
TOC Co. Ltd.	3,400	22,139
Tocalo Co. Ltd.	8,300	162,380
Tochigi Bank Ltd.	14,800	87,826
Toda Corp.	22,900	223,193
Toenec Corp.	3,300	46,995

Toho Bank Ltd.	28,400	134,314
Toho Co. Ltd.	3,000	24,929
Toho Holdings Co. Ltd.	6,100	161,228
Toho Titanium Co. Ltd.(1)	1,800	31,084
Tohoku Electric Power Co., Inc.	60,800	384,116
Tohokushinsha Film Corp.	600	2,073
Tokai Carbon Co. Ltd.	21,300	237,593
Tokai Corp.	2,300	34,209
TOKAI Holdings Corp.	11,600	80,447
Tokai Rika Co. Ltd.	7,500	137,884
Tokai Tokyo Financial Holdings, Inc.	31,500	137,252
Token Corp.	600	48,176
Tokushu Tokai Paper Co. Ltd.	600	6,759
Tokuyama Corp.	5,200	166,398
Tokyo Base Co. Ltd.	3,900	8,545
Tokyo Electron Device Ltd.	2,400	60,747
Tokyo Energy & Systems, Inc.(2)	1,600	24,598
Tokyo Kiraboshi Financial Group, Inc.	3,900	281,849
Tokyo Rope Manufacturing Co. Ltd.	1,600	18,337
Tokyo Sangyo Co. Ltd.	400	2,002
Tokyo Seimitsu Co. Ltd.	4,000	435,813
Tokyo Steel Manufacturing Co. Ltd.	7,300	80,425
Tokyo Tekko Co. Ltd.	2,600	30,326
Tokyotokeiba Co. Ltd.	1,700	50,348
Tokyu Construction Co. Ltd.	10,600	78,782
Toli Corp.	2,500	9,688
Tomen Devices Corp.(2)	300	26,316
Tomoe Corp.	1,500	16,813
Tomoe Engineering Co. Ltd.	2,100	22,318
Tomoku Co. Ltd.	800	19,952
TOMONY Holdings, Inc.	22,200	122,247
Tomy Co. Ltd.	5,400	107,018
Topre Corp.	5,000	86,728
Topy Industries Ltd.	1,800	31,852
Toridoll Holdings Corp.(2)	4,600	109,133
Torigoe Co. Ltd.	300	2,044
Torishima Pump Manufacturing Co. Ltd.	2,300	39,050
Toshiba TEC Corp.	2,400	47,431
Tosho Co. Ltd.	100	467
Totech Corp.	3,400	79,735
Totetsu Kogyo Co. Ltd.	2,200	58,807
Tow Co. Ltd.	100	224
Towa Bank Ltd.(2)	3,700	29,755
Towa Corp.(2)	1,900	35,881
Towa Pharmaceutical Co. Ltd.	3,800	94,144
Toyo Engineering Corp.	2,300	29,077
Toyo Gosei Co. Ltd.	100	10,471
Toyo Kanetsu KK	1,500	21,269
Toyo Securities Co. Ltd.(2)	6,400	24,477
Toyo Seikan Group Holdings Ltd.	11,500	281,041
Toyo Tire Corp.	12,400	294,873
Toyobo Co. Ltd.	11,700	132,683
Toyoda Gosei Co. Ltd.	13,100	396,858
Toyokumo, Inc.	300	4,012
Toyota Boshoku Corp.	11,800	169,430

TPR Co. Ltd.	5,900	51,788
Traders Holdings Co. Ltd.	800	5,990
Transaction Co. Ltd.	3,500	28,392
Transcosmos, Inc.	2,800	68,405
TRE Holdings Corp.	4,500	46,633
Treasure Factory Co. Ltd.	1,900	22,183
Tri Chemical Laboratories, Inc.	3,400	80,373
Trial Holdings, Inc.	6,100	109,650
Trinity Industrial Corp.	200	1,652
tripla Co. Ltd.(1)	200	1,868
Trusco Nakayama Corp.	2,900	40,392
TS Tech Co. Ltd.	9,700	110,086
TSI Holdings Co. Ltd.	4,200	31,006
Tsubaki Nakashima Co. Ltd.(1)	1,400	3,765
Tsubakimoto Chain Co.	5,300	89,696
Tsubakimoto Kogyo Co. Ltd.	200	3,379
Tsuburaya Fields Holdings, Inc.	2,500	21,716
Tsugami Corp.	4,700	186,073
Tsukada Global Holdings, Inc.	500	1,846
Tsukishima Holdings Co. Ltd.	2,300	38,471
Tsukuba Bank Ltd.(2)	12,200	46,836
Tsumura & Co.	4,800	114,746
Tsurumi Manufacturing Co. Ltd.	3,600	47,780
Tsutsumi Jewelry Co. Ltd.	100	1,736
Tsuzuki Denki Co. Ltd.	900	23,142
TV Asahi Holdings Corp.	3,000	59,013
Tv Tokyo Holdings Corp.	300	7,098
TWOSTONE&Sons	600	1,309
UACJ Corp.	21,700	452,520
UBE Corp.	10,600	196,201
Uchida Yoko Co. Ltd.	3,000	38,157
Ukai Co. Ltd.	100	2,085
ULS Group, Inc.	2,000	6,558
Umios Corp.	16,700	132,608
U-Next Holdings Co. Ltd.(2)	4,800	48,370
Union Tool Co.(2)	800	110,348
Unipres Corp.	4,900	39,860
Unisia Holdings Co.(2)	900	9,534
UNISOL Holdings Corp.	2,200	28,815
United Arrows Ltd.	3,100	48,562
United Super Markets Holdings, Inc.	12,838	65,837
Unitika Ltd.(1)	9,400	83,218
Universal Entertainment Corp.(1)(2)	2,000	9,236
User Local, Inc.	1,300	14,081
Ushio, Inc.	5,500	143,381
UT Group Co. Ltd.	54,300	61,068
V Technology Co. Ltd.	900	32,304
Valor Holdings Co. Ltd.	5,200	111,950
Vector, Inc.	3,500	30,899
Vision, Inc.(2)	4,100	27,464
Visional, Inc.(1)	1,800	88,766
Vital KSK Holdings, Inc.	4,700	48,428
VRAIN Solution, Inc.(1)	100	2,652
VT Holdings Co. Ltd.	10,600	29,473
Wacom Co. Ltd.	14,500	77,174

Wakita & Co. Ltd.	2,000	21,205
Warabeya Nichiyo Holdings Co. Ltd.	1,100	18,367
Waseda Academy Co. Ltd.	600	9,276
Washington Hotel Corp.	900	10,302
WATAMI Co. Ltd.	1,600	9,321
WDI Corp.	100	1,851
Weathernews, Inc.	3,300	42,975
West Holdings Corp.(2)	3,400	57,517
Will Group, Inc.	200	1,295
WingArc1st, Inc.	1,200	19,102
Workman Co. Ltd.	1,400	70,140
World Co. Ltd.	7,300	68,240
World Holdings Co. Ltd.	1,000	15,182
Wowow, Inc.	200	1,279
W-Scope Corp.(1)	700	1,270
Xebio Holdings Co. Ltd.	1,400	9,300
YAC Holdings Co. Ltd.	200	1,576
Yagi & Co. Ltd.	100	2,809
Yahagi Construction Co. Ltd.	3,000	35,284
YAKUODO Holdings Co. Ltd.	200	2,164
YAMABIKO Corp.	4,100	100,508
Yamada Holdings Co. Ltd.	72,700	285,300
Yamae Group Holdings Co. Ltd.	2,700	49,948
Yamagata Bank Ltd.	2,400	46,638
Yamaguchi Financial Group, Inc.	21,500	369,628
Yamaha Corp.	49,900	361,969
Yamaichi Electronics Co. Ltd.	3,200	174,865
Yamami Co.	200	5,761
Yamanashi Chuo Bank Ltd.	4,300	158,654
Yamashin-Filter Corp.	400	1,447
Yamatane Corp.(2)	1,000	12,399
Yamato Corp.	1,500	20,007
Yamaura Corp.	200	1,737
Yamaya Corp.	100	1,338
Yamazen Corp.	5,100	55,640
Yashima Denki Co. Ltd.	2,400	42,780
Yellow Hat Ltd.	7,500	77,895
Yodoko Ltd.	13,100	103,933
Yokogawa Bridge Holdings Corp.	3,300	58,243
Yokorei Co. Ltd.	7,200	117,343
Yokowo Co. Ltd.	2,700	88,300
Yonex Co. Ltd.	5,400	80,016
Yonkyu Co. Ltd.	100	1,749
Yorozu Corp.	400	2,217
Yoshinoya Holdings Co. Ltd.(2)	8,800	175,853
Yossix Holdings Co. Ltd.	600	12,094
Yotai Refractories Co. Ltd.	600	6,553
Yuasa Co. Ltd.	2,000	71,162
Yukiguni Factory Co. Ltd.	1,100	7,253
Yushin Co.	400	1,673
Yushiro, Inc.	1,100	22,895
Zacros Corp.	7,400	58,810
Zenhoren Co. Ltd.	600	3,774
Zenitaka Corp.	100	5,412
Zenkoku Hosho Co. Ltd.	14,000	261,006

Zenrin Co. Ltd.	3,900	21,948
Zeon Corp.	14,300	196,301
ZERIA Pharmaceutical Co. Ltd.	3,100	44,600
ZIGExN Co. Ltd.(2)	3,300	8,139
Zojirushi Corp.	4,200	38,001
Zuken, Inc.	1,600	46,819
		95,695,088
Netherlands — 1.3%
Aalberts NV	6,058	276,384
Acomo NV	1,395	38,586
Alfen NV(1)(2)	887	17,258
Allfunds Group PLC	17,131	171,095
AMG Critical Materials NV	2,542	124,742
Arcadis NV	4,237	172,940
Avantium NV(1)	4	40
Basic-Fit NV(1)(2)	3,175	114,102
Brunel International NV	1,087	9,074
Constellium SE(1)	10,849	371,687
Corbion NV	3,819	89,596
Envipco Holding NV(1)	2,404	13,245
Ferrari Group PLC	1,540	14,888
ForFarmers NV	2,673	20,037
Fugro NV	5,996	79,024
Havas NV	3,092	61,077
IMCD NV(2)	2,422	249,432
InPost SA(1)	12,722	228,055
Kendrion NV(2)	1,087	27,081
Koninklijke BAM Groep NV	21,656	280,499
Koninklijke Heijmans NV, CVA	2,022	249,934
Koninklijke Vopak NV	3,990	213,023
Nedap NV	411	45,629
OCI NV(1)(2)	6,928	30,191
Pharming Group NV(1)(2)	36,201	48,613
PostNL NV(2)	17,007	19,947
Randstad NV(2)	3,770	115,584
SBM Offshore NV	10,521	401,001
SIF Holding NV(1)	513	3,952
Signify NV(2)	6,986	169,177
Sligro Food Group NV	1,010	15,225
TKH Group NV, CVA	2,573	138,044
TomTom NV(1)	3,910	23,037
Van Lanschot Kempen NV, CVA	1,758	136,397
		3,968,596
New Zealand — 0.3%
Air New Zealand Ltd.	412,234	108,279
Channel Infrastructure NZ Ltd.(2)	118,432	224,357
Eroad Ltd.(1)	28,534	17,967
Fletcher Building Ltd.(1)	49,986	93,636
Freightways Group Ltd.	39,535	321,575
KMD Brands Ltd.(1)	143,523	7,146
Ryman Healthcare Ltd.(1)	37,614	51,086
SKYCITY Entertainment Group Ltd.(1)	204,054	60,929
Summerset Group Holdings Ltd.	31,584	151,581
Tourism Holdings Ltd.	2,131	3,393
		1,039,949

Norway — 2.0%
2020 Bulkers Ltd.	3,002	1,370
Aker ASA, A Shares	3	404
Aker Solutions ASA	44,265	204,065
Archer Ltd.(1)	6,833	19,712
Atea ASA(1)	7,074	127,084
Austevoll Seafood ASA	9,815	94,195
B2 Impact ASA	23,348	56,157
Bakkafrost P	642	31,787
Borregaard ASA	4,328	66,839
Bouvet ASA	8,934	46,063
BW LPG Ltd.	13,830	272,197
BW Offshore Ltd.	12,657	62,974
Cadeler AS(1)	15,853	102,168
DNO ASA	51,559	100,166
DOF Group ASA	19,641	253,754
Elopak ASA	8,645	31,369
Endur ASA	3,252	42,860
Europris ASA	18,373	183,883
FLEX LNG Ltd.(1)(2)	1,680	50,014
Grieg Seafood ASA	6,008	20,605
Hexagon Composites ASA(1)	28,850	30,037
Himalaya Shipping Ltd.(1)	3,654	54,018
Hoegh Autoliners ASA	12,684	187,716
Kid ASA	3,656	50,601
Kitron ASA	24,688	304,912
Klaveness Combination Carriers ASA	2,354	22,730
Kongsberg Automotive ASA(1)	69,705	16,027
Leroy Seafood Group ASA	29,866	141,188
MPC Container Ships ASA	43,513	113,999
Multiconsult ASA	1,386	23,689
NEL ASA(1)	99,705	41,499
Noram Drilling AS(1)	1,011	4,966
Norbit ASA	4,635	93,645
Norconsult Norge AS	10,027	38,635
Nordic Mining ASA(1)	683	794
Nordic Semiconductor ASA(1)	5,232	113,117
Norske Skog ASA(1)	8,561	40,989
Norwegian Air Shuttle ASA	69,849	125,016
Odfjell Drilling Ltd.	16,930	160,904
Odfjell SE, Class A	2,028	23,178
Odfjell Technology Ltd.	1,725	11,346
OKEA ASA(1)	7,848	31,693
Panoro Energy ASA(1)	13,007	44,210
Paratus Energy Services Ltd.	10,478	54,707
Pareto Bank ASA	4,007	30,310
Petronor E&P ASA(1)	7,415	9,907
Pexip Holding ASA(1)	3,079	25,672
PPI Public Property Invest AB, Class A(1)	22,080	50,028
Protector Forsikring ASA	5,419	267,511
Salmon Evolution ASA(1)	20,372	9,534
SATS ASA(1)	21,267	98,216
Scatec ASA(1)	15,980	178,280
Sea1 offshore, Inc.	5,419	15,574
Sentia AS	3,189	26,815

Solstad Maritime ASA	6,654	19,672
Solstad Offshore ASA	3,772	25,253
SpareBank 1 Nord Norge	13,010	210,917
Sparebank 1 Oestlandet	4,740	101,305
SpareBank 1 SMN	15,425	320,399
Sparebanken Norge	4,995	102,911
Stolt-Nielsen Ltd.	2,629	83,514
TGS ASA	26,098	426,290
TOMRA Systems ASA	14,980	157,174
Veidekke ASA	10,701	208,730
Wilh Wilhelmsen Holding ASA, Class A	1,263	95,040
		5,960,334
Portugal — 0.3%
Corticeira Amorim SGPS SA	4,245	32,362
CTT-Correios de Portugal SA	14,048	99,351
Mota-Engil SGPS SA(2)	10,283	56,863
NOS SGPS SA	32,489	199,576
REN - Redes Energeticas Nacionais SGPS SA	86,219	355,971
Semapa-Sociedade de Investimento e Gestao	2,890	80,016
Sonae SGPS SA	45,246	100,482
Teixeira Duarte SA(1)(2)	46,114	23,108
		947,729
Singapore — 2.0%
AEM Holdings Ltd.	30,351	247,471
Aztech Global Ltd.	29,400	21,870
Banyan Tree Holdings Ltd.	78,100	35,778
Bumitama Agri Ltd.	90,400	109,611
Capitaland India Trust	259,500	205,319
Centurion Accommodation REIT(1)	5,980	5,146
Centurion Corp. Ltd.(2)	59,800	69,858
China Aviation Oil Singapore Corp. Ltd.	52,700	79,574
China Sunsine Chemical Holdings Ltd.	80,500	42,245
CNMC Goldmine Holdings Ltd.	69,000	66,462
ComfortDelGro Corp. Ltd.(2)	522,800	528,047
COSCO Shipping International Singapore Co. Ltd.(2)	33,400	3,112
CSE Global Ltd.	11	15
First Resources Ltd.	129,600	268,541
Food Empire Holdings Ltd.(2)	52,900	128,478
Frencken Group Ltd.	80,600	207,523
Geo Energy Resources Ltd.	175,100	64,389
Golden Agri-Resources Ltd.	1,703,100	366,862
Hafnia Ltd.	61,058	471,347
Hong Leong Asia Ltd.	53,500	142,729
Hutchison Port Holdings Trust, U Shares	1,032,200	211,639
iFAST Corp. Ltd.(2)	2,100	15,042
ISDN Holdings Ltd.	29,000	16,689
Keppel Infrastructure Trust	1,078,300	447,539
LHN Ltd.	39,500	19,161
Marco Polo Marine Ltd.	591,000	80,585
Nanofilm Technologies International Ltd.	72,100	77,948
Oiltek International Ltd.	23,500	35,711
Olam Group Ltd.	166,900	163,621
Pan-United Corp. Ltd.	60,500	71,047
Propnex Ltd.(2)	33,000	46,291
Raffles Medical Group Ltd.	212,300	160,525

RH PetroGas Ltd.	43,100	5,902
Riverstone Holdings Ltd.(2)	155,200	113,060
Samudera Shipping Line Ltd.	40,800	31,789
Sheng Siong Group Ltd.	187,300	447,515
StarHub Ltd.(2)	157,400	127,006
Super Hi International Holding Ltd.(1)(2)	26,000	34,003
Venture Corp. Ltd.	50,100	706,594
Wee Hur Holdings Ltd.	98,400	51,725
Yanlord Land Group Ltd.	176,200	96,685
Yoma Strategic Holdings Ltd.(1)	437,600	28,133
		6,052,587
South Africa — 0.2%
Anglogold Ashanti PLC (New York)	7,834	758,645
Spain — 1.3%
Acerinox SA	20,692	382,192
Almirall SA	8,662	115,537
Amper SA(1)(2)	126,179	30,162
Atresmedia Corp. de Medios de Comunicacion SA(2)	10,416	62,653
CIE Automotive SA	2,334	80,078
Construcciones y Auxiliar de Ferrocarriles SA	1,989	144,865
Deoleo SA(1)(2)	30,608	9,788
Distribuidora Internacional de Alimentacion SA(1)	1,799	83,427
Ebro Foods SA	3,879	81,301
eDreams ODIGEO SA(1)(2)	7,232	35,102
Elecnor SA	4,993	238,772
Enagas SA	10,817	214,708
Ence Energia y Celulosa SA(1)(2)	12,940	36,647
Faes Farma SA	12,265	66,549
Fluidra SA	1,754	38,377
Gestamp Automocion SA	15,003	57,014
Global Dominion Access SA(2)	9,506	35,613
Grenergy Renovables SA(1)	90	12,918
Indra Sistemas SA	2,674	177,810
Laboratorios Farmaceuticos Rovi SA	1,464	101,016
Logista Integral SA	4,081	159,213
Melia Hotels International SA	12,015	156,961
Neinor Homes SA	5,336	98,941
Obrascon Huarte Lain SA(1)	65,670	37,879
Prosegur Cash SA(2)	12,520	8,709
Prosegur Cia de Seguridad SA	9,247	28,462
Sacyr SA	35,767	193,800
Solaria Energia y Medio Ambiente SA(1)	10,036	274,862
Soltec Power Holdings SA(1)(2)	537	595
Tecnicas Reunidas SA(1)	5,413	198,677
Tubacex SA(1)	8,643	31,273
Tubos Reunidos SA(1)	2,915	489
Unicaja Banco SA	76,716	256,340
Vidrala SA(2)	1,461	130,780
Viscofan SA	3,798	262,888
		3,844,398
Sweden — 4.3%
AcadeMedia AB	11,768	130,717
AddLife AB, B Shares	15,847	255,204
Addnode Group AB	18,721	94,564
AFRY AB	36	445

Alimak Group AB	5,703	68,883
Alleima AB(2)	21,064	194,752
Altra Fastigheter AB	17,964	140,523
Ambea AB	11,145	181,164
Apotea AB	8,099	64,424
AQ Group AB	8,502	219,659
Arjo AB, B Shares	25,955	69,138
Asker Healthcare Group AB	22,717	203,790
Asmodee Group AB, Class B(1)	21,462	345,294
Atrium Ljungberg AB, B Shares	29,701	98,062
Attendo AB	19,621	250,721
Avarda Bank AB	3,090	56,301
Beijer Alma AB	2,629	86,757
Bergman & Beving AB(2)	2,931	97,536
Better Collective AS(1)(2)	3,855	50,212
BICO Group AB(1)	4,933	9,934
Bilia AB, A Shares	8,931	136,680
Billerud Aktiebolag	30,456	201,849
BioArctic AB	6,721	256,078
BioGaia AB, B Shares	11,943	168,208
Bonava AB, B Shares(1)	15,648	15,747
BoneSupport Holding AB(1)(2)	7,808	193,630
Boozt AB(1)(2)	9,052	124,502
Bufab AB	17,874	226,864
Bulten AB(1)	1,879	10,112
Bure Equity AB	7,696	228,759
Byggmax Group AB	7,060	38,011
Cantargia AB(1)	42,452	10,011
Catena AB	3,346	157,864
Cibus Real Estate AB publ	9,172	151,963
Cint Group AB(1)(2)	29,527	18,655
Clas Ohlson AB, B Shares	5,989	273,164
Cloetta AB, B Shares	26,513	142,576
Coffee Stain Group AB, Class B(1)	12,208	25,544
Coor Service Management Holding AB	15,312	94,358
Corem Property Group AB, B Shares(2)	95,644	28,672
Dios Fastigheter AB	15,216	112,303
Dynavox Group AB(2)	16,474	144,725
Eastnine AB	3,009	15,048
Electrolux AB, B Shares(1)(2)	28,000	88,167
Electrolux Professional AB, B Shares	28,932	151,542
Elekta AB, B Shares(2)	60,319	350,252
Embracer Group AB(1)(2)	13,865	105,365
Enad Global 7 AB(1)	5,615	11,981
Engcon AB	3,479	26,623
Enity Holding AB	2,429	18,345
Fabege AB	9,069	78,239
Fagerhult Group AB	6,162	12,857
Fastighetsbolaget Emilshus AB, Class B(1)	291	1,794
FastPartner AB, Class A	7,115	31,859
G5 Entertainment AB	514	3,788
GomSpace Group AB(1)(2)	4,063	9,133
Granges AB	13,391	276,114
Gruvaktiebolaget Viscaria(1)	31,070	54,875
Hacksaw AB(2)	8,077	73,789

Haypp Group AB(1)	2,603	43,395
Heba Fastighets AB, Class B	7,784	21,392
Hemnet Group AB	8,663	92,134
Hexatronic Group AB(1)(2)	13,933	66,249
Hexpol AB(2)	10,140	80,195
HMS Networks AB	4,068	236,822
Hoist Finance AB	6,276	117,845
Hufvudstaden AB, A Shares	12,208	166,648
Humana AB(1)	544	3,203
Humble Group AB(1)	43,495	35,687
Instalco AB	23,459	98,010
Intea Fastigheter AB	10,597	89,257
Intellego Technologies AB(1)(2)	2,965	7,474
Intrum AB(1)	12,493	27,222
INVISIO AB	4,708	142,217
Inwido AB	1,013	15,843
JM AB	8,552	111,046
KNOW IT AB	199	1,941
Lime Technologies AB	1,255	29,929
Lindab International AB	8,939	138,582
Logistea AB, Class B	37,477	59,792
Loomis AB	5,994	295,706
Medcap AB(1)	1,878	103,809
Medicover AB, B Shares	868	19,681
MEKO AB	4,423	37,834
Mildef Group AB(2)	3,506	70,646
MIPS AB	3,373	88,288
Modern Times Group MTG AB, B Shares(1)	9,253	133,504
Morrow Bank AB(1)	13,995	21,004
Munters Group AB	12,433	260,110
Mycronic AB	1,420	45,841
NCAB Group AB	1,410	12,518
NCC AB, B Shares	12,495	264,464
Nelly Group AB(1)(2)	1,675	6,436
Neobo Fastigheter AB(1)(2)	14,731	27,845
Net Insight AB, B Shares(1)	19,205	8,530
New Wave Group AB, B Shares	12,406	133,488
Nobia AB(1)	5,494	9,453
Nolato AB, B Shares	23,235	125,516
Note AB(1)	2,502	51,032
NP3 Fastigheter AB	4,054	128,566
Orron Energy AB(1)(2)	12,971	13,066
Ovzon AB(1)	8,461	61,237
Pandox AB	9,824	187,246
Paradox Interactive AB	5,143	70,447
Peab AB, Class B	22,211	218,294
Platzer Fastigheter Holding AB, B Shares	6,662	53,292
Plejd AB(1)	1,346	157,442
PowerCell Sweden AB(1)(2)	1,080	4,005
Prevas AB, B Shares	210	1,805
Proact IT Group AB	2,132	32,063
Ratos AB, B Shares	17,775	66,809
RaySearch Laboratories AB	4,329	102,655
Rejlers AB	1,936	34,521
Rusta AB	8,476	84,514

Rvrc Holding AB	12,674	80,435
Samhallsbyggnadsbolaget i Norden AB(1)(2)	55,590	20,593
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	10,701	8,438
Saniona AB(1)	23,624	38,842
Scandi Standard AB	3,896	58,173
Scandic Hotels Group AB	20,862	204,672
Sdiptech AB, Class B(1)	4,311	114,597
Sedana Medical AB(1)	6,747	6,872
Sinch AB(1)	72,902	312,135
SkiStar AB	4,823	78,361
Stillfront Group AB(1)(2)	20,019	11,806
Storytel AB	5,027	55,086
Studsvik AB(1)	489	12,333
Surgical Science Sweden AB(1)(2)	1,683	6,622
Sveafastigheter AB(1)	10,003	37,455
SwedenCare AB	6,959	20,557
Synsam AB	18,579	112,125
Teqnion AB(1)	715	12,465
Thule Group AB	8,556	201,837
Troax Group AB(2)	5,521	67,566
Truecaller AB, B Shares(2)	34,997	50,239
VBG Group AB, B Shares(2)	2,732	96,716
Viaplay Group AB, B Shares(1)(2)	317,767	59,941
Vicore Pharma Holding AB(1)	4,594	5,811
Vitec Software Group AB, B Shares	3,268	92,393
Vitrolife AB(2)	491	5,250
Wihlborgs Fastigheter AB	14,264	131,480
Yubico AB(1)(2)	3,801	25,215
Zinzino AB, Class B(1)	3,197	54,092
		13,186,783
Switzerland — 3.8%
Accelleron Industries AG	8,044	796,887
Allreal Holding AG	1,367	366,317
ALSO Holding AG	38	9,013
ams-OSRAM AG(1)	7,891	203,415
APG SGA SA	48	11,203
Arbonia AG(1)	4,331	22,736
Aryzta AG(1)	2,652	207,092
Ascom Holding AG	2,829	21,882
Autoneum Holding AG	332	50,461
Bachem Holding AG, Class B(2)	3,169	311,629
Basilea Pharmaceutica Ag Allschwil(1)	1,196	79,675
Basler Kantonalbank	355	42,569
Bell Food Group AG	123	27,674
Bossard Holding AG, Class A	493	108,234
Bucher Industries AG	674	272,749
Burckhardt Compression Holding AG	297	196,221
Burkhalter Holding AG	610	127,195
Bystronic AG	52	13,615
Cembra Money Bank AG	2,929	356,318
Cicor Technologies Ltd.(1)(2)	251	50,672
Cie Financiere Tradition SA, Class BR	220	73,414
Clariant AG(1)	22,124	226,737
Comet Holding AG	592	280,559
Cosmo NV	421	41,980

Daetwyler Holding AG, Bearer Shares	916	185,580
DKSH Holding AG	3,608	285,832
dormakaba Holding AG	3,206	213,307
Dottikon Es Holding AG(1)	16	6,330
EFG International AG(1)	9,629	200,594
Emmi AG	212	233,989
Forbo Holding AG	102	97,772
Galenica AG	63	6,718
Georg Fischer AG	852	47,135
Gurit Holding AG, Bearer Shares(1)(2)	100	4,925
Hiag Immobilien Holding AG	521	94,070
Huber & Suhner AG	1,662	565,709
Implenia AG	1,392	108,216
Inficon Holding AG	1,922	399,497
Interroll Holding AG	44	94,029
Intershop Holding AG	599	137,597
Jungfraubahn Holding AG	570	193,129
Kardex Holding AG	579	198,416
Komax Holding AG(1)	386	27,894
Landis & Gyr Group AG(1)	1,959	126,530
LEM Holding SA(1)	24	14,760
Leonteq AG(1)(2)	674	12,530
Medacta Group SA	719	131,423
Medmix AG	2,039	23,614
Mobilezone Holding AG	4,253	81,259
Mobimo Holding AG	720	327,275
Montana Aerospace AG(1)	2,708	81,467
Novavest Real Estate AG(1)	509	27,817
OC Oerlikon Corp. AG Pfaeffikon	16,091	78,367
PolyPeptide Group AG(1)	1,747	84,565
R&S Group Holding AG(1)(2)	2,988	100,638
Rieter Holding AG(1)	6,917	29,213
Schweiter Technologies AG(2)	40	15,122
Sensirion Holding AG(1)	814	86,736
SFS Group AG(1)	1,668	271,611
Siegfried Holding AG(1)	3,376	353,607
SIG Group AG(1)	22,379	345,261
SKAN Group AG(2)	1,052	66,550
SMG Swiss Marketplace Group AG	1,753	63,992
Softwareone Holding AG(1)	10,800	115,440
Softwareone Holding AG(1)	5,789	61,481
St. Galler Kantonalbank AG	143	117,324
Sulzer AG	1,645	311,296
Tecan Group AG	1,089	216,730
Temenos AG	4,680	404,890
TX Group AG	293	48,614
Valiant Holding AG	1,918	390,483
Vaudoise Assurances Holding SA	41	43,044
Vetropack Holding AG	1,173	29,716
Vontobel Holding AG	2,819	251,808
Warteck Invest AG	3	7,475
Ypsomed Holding AG(2)	236	105,576
Zehnder Group AG	974	80,653
		11,505,853
United Kingdom — 10.6%
4imprint Group PLC	2,040	100,184

Aberdeen Group PLC	167,737	559,035
Advanced Medical Solutions Group PLC	8,263	24,380
AEP Plantations PLC	2,442	57,059
AG Barr PLC	11,827	97,348
AJ Bell PLC	34,679	280,764
AO World PLC(1)	17,803	22,501
Ashmore Group PLC	39,301	110,121
Ashtead Technology Holdings PLC(2)	904	5,221
ASOS PLC(1)(2)	3,751	13,756
Aston Martin Lagonda Global Holdings PLC(1)(2)	2,190	1,321
Atalaya Mining Copper SA	11,622	136,088
Auction Technology Group PLC(1)	49	283
Autotrader Group PLC	5,215	30,823
Aviva PLC	17,533	144,320
Avon Technologies PLC	1,368	31,710
B&M European Value Retail PLC	89,132	204,916
Babcock International Group PLC	17,457	257,634
Balfour Beatty PLC	53,229	568,404
Barratt Redrow PLC	131,266	462,475
Beazley PLC	46,191	794,581
Bellway PLC	12,597	324,854
Berkeley Group Holdings PLC(1)	4,828	222,502
Bloomsbury Publishing PLC(2)	5,491	48,095
Bodycote PLC	18,484	201,375
boohoo Group PLC(1)(2)	5,758	1,417
BP Marsh & Partners PLC	678	6,301
Breedon Group PLC	1,384	5,258
Burberry Group PLC(1)	34,285	544,197
Burford Capital Ltd.	5,325	24,708
Burford Capital Ltd. (London)(2)	15,390	70,861
Bytes Technology Group PLC	22,427	111,436
Capricorn Energy PLC(1)	3,584	15,393
Card Factory PLC	4,951	4,473
Central Asia Metals PLC	19,133	39,742
Ceres Power Holdings PLC(1)	14,574	164,290
Cerillion PLC(2)	1,304	24,545
Chemring Group PLC	20,097	147,988
Chesnara PLC	18,255	79,258
Churchill China PLC	298	1,367
Clarkson PLC	2,649	165,351
Close Brothers Group PLC(1)	17,485	108,614
CMC Markets PLC	10,027	50,072
Coats Group PLC	175,816	193,151
Cohort PLC(2)	1,345	24,971
Computacenter PLC	6,922	413,437
Conduit Holdings Ltd.	13,092	78,010
Costain Group PLC	32,015	83,290
Craneware PLC	35	708
Cranswick PLC	4,723	347,584
Crest Nicholson Holdings PLC(2)	24,604	23,723
Croda International PLC	8,140	332,517
CVS Group PLC	7,514	126,699
DCC PLC	8,064	650,568
Dr. Martens PLC(2)	62,817	62,273
Drax Group PLC	37,968	403,423

Duke Capital Ltd.	26,912	9,331
Dunelm Group PLC	15,606	163,145
easyJet PLC	21,120	112,632
Ecora Royalties PLC	10,561	20,397
Elementis PLC	20,936	42,979
Energean PLC	10,448	109,750
EnQuest PLC	170,538	41,762
Essentra PLC	26,814	32,173
Everplay Group PLC	12,026	45,000
FDM Group Holdings PLC	10,499	16,600
Ferrexpo PLC(1)	28,762	11,070
Fevara PLC	1,972	3,469
Fevertree Drinks PLC	12,402	129,823
Filtronic PLC(1)	17,889	94,261
Firstgroup PLC	74,935	172,521
Fonix PLC	4,535	9,690
Foresight Group Holdings Ltd.	6,919	40,606
Forterra PLC	20,162	38,461
Foxtons Group PLC	22,996	14,190
Frasers Group PLC(1)	12,343	128,717
Frontier Developments PLC(1)	811	4,780
FRP Advisory Group PLC	23,095	34,494
Fuller Smith & Turner PLC, Class A	2,421	21,837
Funding Circle Holdings PLC(1)	21,508	41,558
Future PLC	6	26
Galliford Try Holdings PLC	8,760	61,258
Games Workshop Group PLC	2,621	698,621
Gamma Communications PLC	7,895	101,899
GB Group PLC	485	1,550
Genel Energy PLC(1)	8,108	5,576
Genuit Group PLC	105	369
Genus PLC	3,562	111,140
Georgia Capital PLC(1)	2,995	169,163
Goodwin PLC	314	63,330
Grafton Group PLC	17,499	195,924
Greencore Group PLC	31,392	85,883
Greggs PLC(2)	8,210	189,429
Gulf Keystone Petroleum Ltd.	23,241	54,036
Gulf Marine Services PLC(1)	54,722	14,400
Gym Group PLC(1)	11,651	30,077
Halfords Group PLC	22,680	53,039
Harbour Energy PLC	55,827	197,678
Harworth Group PLC	8,117	13,384
Hays PLC	139,143	61,879
Helios Towers PLC(1)	84,868	267,632
Henry Boot PLC	3,753	8,513
Hikma Pharmaceuticals PLC	11,540	228,804
Hill & Smith PLC	8,578	319,762
Hilton Food Group PLC	8,847	61,271
Hiscox Ltd.	32,398	759,706
Hochschild Mining PLC	40,244	332,631
Hollywood Bowl Group PLC	15,168	62,544
Hostelworld Group PLC	5,696	8,442
Howden Joinery Group PLC	52,721	543,555
H-Power PLC(1)	8,784	1,970

Hunting PLC	13,772	86,107
Ibstock PLC	33,648	47,003
IG Group Holdings PLC	27,894	672,586
Impax Asset Management Group PLC	4,180	5,589
Inchcape PLC	35,236	400,668
IntegraFin Holdings PLC	20,180	91,680
International Personal Finance PLC	24,721	82,609
International Workplace Group PLC	38,069	96,909
IP Group PLC(1)	87,782	81,656
IQE PLC(1)	82,985	52,720
ITM Power PLC(1)	38,279	100,061
ITV PLC	313,865	343,069
J D Wetherspoon PLC(2)	8,965	77,098
JD Sports Fashion PLC	248,196	280,989
JET2 PLC	14,641	232,650
Johnson Matthey PLC	19,203	549,006
Johnson Service Group PLC	42,872	88,122
JTC PLC	1,995	35,473
Jubilee Metals Group PLC(1)(2)	221,208	8,378
Judges Scientific PLC	57	3,375
Jupiter Fund Management PLC	49,299	106,169
Kainos Group PLC	8,890	103,580
Keller Group PLC	7,833	250,538
Keystone Law Group PLC	1,744	13,071
Kier Group PLC	45,561	127,096
Lancashire Holdings Ltd.	23,751	192,302
Lion Finance Group PLC	4,142	618,038
Liontrust Asset Management PLC	5,487	22,687
M&C Saatchi PLC(1)(2)	7,211	13,913
Macfarlane Group PLC	8,984	7,952
Man Group PLC	124,394	459,109
Marshalls PLC	21,120	39,807
Marston's PLC(1)	68,359	43,887
Me Group International PLC	22,056	43,582
Mears Group PLC	9,077	50,747
Metals Exploration PLC(1)	155,718	27,801
Midwich Group PLC	3,575	6,990
Mitchells & Butlers PLC(1)	29,323	92,234
Mitie Group PLC	134,726	323,798
MJ Gleeson PLC(2)	3,223	10,595
Molten Ventures PLC(1)	14,054	111,360
Mondi PLC	29,119	294,633
MONY Group PLC	53,020	126,619
Moonpig Group PLC	21,479	63,392
Morgan Advanced Materials PLC	30,281	93,236
Morgan Sindall Group PLC	3,457	211,967
Mortgage Advice Bureau Holdings Ltd.	3,282	23,461
MP Evans Group PLC	2,713	56,024
NCC Group PLC	10,591	20,179
Next 15 Group PLC	8,012	31,303
Nichols PLC	2,346	29,564
Ninety One PLC	25,952	77,870
Norcros PLC	4,628	18,338
Ocado Group PLC(1)(2)	57,336	171,001
On the Beach Group PLC	15,945	31,477

OSB Group PLC	31,425	217,879
OXB(1)	2,192	18,479
Oxford Nanopore Technologies PLC(1)(2)	9,656	18,606
Pagegroup PLC	27,864	45,841
Pan African Resources PLC	251,471	464,586
Pantheon Resources PLC(1)	18,565	3,444
Paragon Banking Group PLC	19,017	195,387
PayPoint PLC(2)	4,448	34,670
Pennon Group PLC	46,693	323,791
Persimmon PLC	24,776	370,369
Pets at Home Group PLC	91	235
Phoenix Spree Deutschland Ltd.(1)	630	1,454
Pinewood Technologies Group PLC(1)(2)	3,583	12,995
Plus500 Ltd.	7,106	422,009
Polar Capital Holdings PLC	5,997	67,717
Pollen Street Group Ltd.	3,219	37,149
PPHE Hotel Group Ltd.	2,496	66,693
Premier Foods PLC	67,239	181,674
Pulsar Group PLC(1)	1,651	856
PureTech Health PLC(1)	20,641	38,604
PZ Cussons PLC	9,163	10,836
QinetiQ Group PLC	51,964	352,011
Quilter PLC	156,197	407,479
Raspberry PI Holdings PLC(1)	127	1,390
Rathbones Group PLC	4,829	127,882
Reach PLC	30,818	22,356
Renew Holdings PLC	4,041	49,322
Renishaw PLC	4,246	301,760
Restore PLC	9,526	34,345
RHI Magnesita NV	1,961	78,261
Rightmove PLC	47,327	266,163
Rockhopper Exploration PLC(1)	37,670	39,183
Rotork PLC	85,166	350,328
RS Group PLC	43,318	389,189
RWS Holdings PLC	18,299	26,783
S&U PLC	124	3,389
S4 Capital PLC	42,743	24,799
Sabre Insurance Group PLC	20,868	42,721
Saga PLC(1)	11,429	88,519
Savills PLC	6,550	73,407
Secure Trust Bank PLC	2,126	37,552
Senior PLC	46,508	178,672
Serabi Gold PLC(1)	5,763	27,777
Serco Group PLC	116,180	413,364
Serica Energy PLC	24,332	82,077
Severfield PLC(1)	22,371	8,549
Shawbrook Group PLC(1)	11,511	48,704
SIG PLC(1)	32,650	3,677
SigmaRoc PLC(1)	97,755	162,882
Softcat PLC	13,862	324,731
Spire Healthcare Group PLC	28,343	84,212
SSP Group PLC	84,997	191,182
SThree PLC	11,353	25,556
Supreme PLC	4,543	8,973
Synthomer PLC(1)(2)	10,896	15,930

Tate & Lyle PLC	31,311	212,019
Taylor Wimpey PLC	155,149	165,939
TBC Bank Group PLC	3,879	234,683
Team Internet Group PLC(1)	7,335	3,761
THG PLC(1)	8,743	3,932
TP ICAP Group PLC	72,147	296,366
Travis Perkins PLC	22,475	161,055
Treatt PLC	4,032	16,353
Trustpilot Group PLC(1)	18,474	58,749
TT Electronics PLC(1)	11,911	18,951
TUI AG	47,741	390,813
Vanquis Banking Group PLC(1)	30,678	45,000
Vertu Motors PLC(2)	25,203	23,983
Vesuvius PLC	17,425	109,275
Victorian Plumbing Group PLC	13,826	15,011
Victrex PLC	7,234	62,217
Vistry Group PLC(1)(2)	31,153	116,747
Volex PLC	17,092	159,800
Volution Group PLC	16,999	140,490
Warpaint London PLC	104	295
Watches of Switzerland Group PLC(1)	22,665	218,992
Watkin Jones PLC(1)	9,533	2,849
WH Smith PLC	10,275	68,114
Whitbread PLC	4,346	136,471
Wickes Group PLC	30,251	72,464
XP Power Ltd.(1)	2,793	72,093
XPS Pensions Group PLC	8,562	35,704
Yellow Cake PLC(1)	24,389	186,337
YouGov PLC	135	387
Young & Co.'s Brewery PLC, Class A	1,291	13,830
Zigup PLC	25,115	158,659
Zotefoams PLC	4,076	22,599
		32,348,517
United States — 0.9%
Alcoa Corp.	503	38,572
Coeur Mining, Inc.	13,929	269,108
Coeur Mining, Inc.	39,709	766,155
Dauch Corp.(1)	8,366	56,748
Diversified Energy Co.	4,467	64,870
Golar LNG Ltd.	7,317	364,021
Hut 8 Corp.(1)	2,927	366,000
Indivior Pharmaceuticals, Inc.(1)	2,736	98,551
Kingsway Corp.(1)	435	4,346
Lion Electric Co.(1)	1,425	1
Luxfer Holdings PLC	627	10,678
Ovintiv, Inc.	2,806	157,208
Pagaya Technologies Ltd., Class A(1)	1,081	16,345
Primo Brands Corp., Class A	7,887	195,597
Quanex Building Products Corp.	206	3,834
Quanex Building Products Corp. (London)	34	632
Royal Gold, Inc.	1,365	306,415
Sunococorp LLC	1,973	128,916
Trilogy Metals, Inc.(1)(2)	10,182	47,267

Viemed Healthcare, Inc.(1)	15	147
		2,895,411
TOTAL COMMON STOCKS (Cost $254,003,117)		304,027,555
RIGHTS — 0.0%
Australia — 0.0%
Peninsula Energy Ltd.(1)	2,665	105
Hong Kong — 0.0%
Citychamp Watch & Jewellery Group Ltd.(1)	11,333	15
Spain — 0.0%
Almirall SA(1)	8,392	1,702
Sweden — 0.0%
Electrolux AB(1)	56,000	25,753
TOTAL RIGHTS (Cost $82,994)		27,575
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	704
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	620,647	620,647
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,428,198	3,428,198
TOTAL SHORT-TERM INVESTMENTS (Cost $4,048,845)		4,048,845
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $258,134,956)		308,104,679
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,182,605)
TOTAL NET ASSETS — 100.0%		$305,922,074

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Materials	17.9%
Financials	13.5%
Consumer Discretionary	11.5%
Information Technology	8.7%
Energy	6.3%
Consumer Staples	6.2%
Health Care	4.3%
Utilities	3.6%
Real Estate	3.4%
Communication Services	2.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,400,719. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,502,265, which includes securities collateral of $11,074,067.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,591,850	$300,435,705	—
Rights	—	27,575	—
Warrants	—	704	—
Short-Term Investments	4,048,845	—	—
	$7,640,695	$300,463,984	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.